Registration No. 333-263344
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 3
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 288
Principal Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal Life Insurance Company
(Name of Depositor)
The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices) (Zip Code)
(515) 247-6785
(Depositor’s Telephone Number, including Area Code)

Scott Van Wyngarden
The Principal Financial Group
711 High Street
Des Moines, Iowa 50392-0300
(Name and Address of Agent for Service)

Principal Variable Universal Life Income IV
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__    on May 1, 2025 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME IV

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the “Policy”)

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2025.

This prospectus, also known as the statutory prospectus, describes a variable life insurance policy offered by the Company and is for the use of prospective and current Policy Owners. This prospectus provides information that you should know about the policy. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.
Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.
If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

GLOSSARY

Adjustment – change to Your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – is the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Revised Data Pages will only be sent to you when a change is made to your Policy.
Death Benefit Guarantee Premium Requirement – The amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
Division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a Division is variable and is not guaranteed. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging (DCA) – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or Money Market Division, into other Division(s).
Dollar Cost Averaging (DCA) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements, including initial premium, for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in Our General Account.
Fixed Dollar Cost Averaging (DCA) Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
Gender - the Gender of the Insured as shown on the Data Pages. If the policy is issued with a Unisex Gender, all rates, benefits and values that contain differences based on Gender, use a blend of male rates and female rates consistent with the percentage male/female blend shown for the mortality table referenced on the Data Pages.
General Account – assets of the Company other than those allocated to any of Our Separate Accounts.
Home Office - the address shown on Your policy cover page.
Initial Face Amount – is the original Face Amount that was in effect on the Policy Date.
Insured – the person named as the “insured” on the Data Pages. The Insured may or may not be the Owner.
Loan Account – That portion of the Policy Value held in the General Account that reflects the Loan Indebtedness.
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
Maximum Premium Expense Charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).
Monthly Date – the day of the month which is the same day as the Policy Date.For example, if the Policy Date is September 5, 2022, the first Monthly Date is October 5, 2022.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date as described under CHARGES AND DEDUCTIONS - Monthly Policy Charge.

Net Amount at Risk – the result of:
•the death benefit (as described in the Policy) at the beginning of the policy month, divided by the Death Benefit Discount Rate shown on the Data Pages; minus
•the Policy Value at the beginning of the policy month calculated as if the Monthly Policy charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium paid less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid to guarantee the Policy will not terminate during the No-Lapse Guarantee Period.
No-Lapse Guarantee Period - the period, as follows, for which the Policy is guaranteed not to terminate if the No-Lapse Guarantee Monthly Premium is paid.

Insured's Age on Policy Date	No-Lapse Guarantee Period
0-75 years	first 10 Policy Years
76 years	first 9 Policy Years
77 years	first 8 Policy Years
78 years	first 7 Policy Years
79 years	first 6 Policy Years
80+ years	first 5 Policy Years
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency You plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined; the Policy Date may not be in the future and will never be the 29th, 30th, or 31st of any month.
Policy Maturity Date – the date to which the policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the policy are satisfied. The Policy Maturity Date is shown on the Data Pages. The Policy Maturity Date may be extended as described in the Maturity Date Extension provision.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary. For example, if the Policy Date is November 21, 2022, the first Policy Year ends on November 20, 2023.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.
Prorated Basis – is the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal Life Insurance Company Variable Life Separate Account, an account established by Us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.

Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. Written Requests may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. "Face Amount" refers to the amount used to determine the death benefit.
SUMMARY: FEE TABLES - Transaction Fees

Guaranteed Maximum: $48.21 per $1,000 of Face Amount (4.82%). For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,821 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.

Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.86%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision..	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Accounts, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Accounts and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid in cash to the beneficiary(ies) when the Insured dies. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.

On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Accounts. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		7.25% of premium paid
Current		4.00% of premium paid, reducing to 2.00% after the first Policy Year.
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge (full surrender of Policy)(1)	from surrender proceeds
Maximum		$48.21 per $1,000 of Face Amount
Minimum		$11.89 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$22.79 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$50
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if the Policy is issued with the guideline premium/ cash value corridor test)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		2.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	2.00% of premium paid in excess of Target Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.17186 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.15% of Division Value (annualized charge)
Current		0.00% of Division Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$10 per month
Current		$10 per month
Monthly Policy Issue Charge(1)	monthly
Maximum		$0.89540 per $1,000 of Face Amount
Minimum		$0.06737 per $1,000 of Face Amount
Maximum Charge for Representative Insured(2)		$.22925 per $1,000 of Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.5% of Loan Indebtedness per year(4)
Current		1.5% of Loan Indebtedness per year(4)
Optional Insurance Benefits (Rates shown assume Insured’s risk class is standard or better).
Waiver of Monthly Policy Charges Rider(1)	monthly
Maximum		$0.51 per $1,000 of Net Amount at Risk
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.02 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Maximum Charge for Representative Insured(2)		$0.40 per $100 of Planned Periodic Premium
(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2) The representative insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one.
(3) The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4) This charge decreases after Policy Year 10.
Minimum and Maximum Total Expenses
The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2024	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	2.86%

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
Full Surrender
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force. If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.

Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company, including that any obligations (including under the DCA accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.

Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company located at 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in the District of Columbia and every state. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987and registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to owners under the Policy.

The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our general account. Subject to applicable law, We have sole discretion over the investment of assets in the general account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 1%, compounded annually. We may, in Our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/VULIncome4PLICReport.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge, that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Deductions from premiums for the Premium Expense Charge equal:
•In Policy Year one, the current sales charge is 4.00% of premiums paid. In Policy Years two and later, the sales charge is 2.00% of premiums paid. The total sales charge is guaranteed not to exceed 7.25% of premiums paid.
•plus 1.25% (of premiums paid) for federal taxes.
•plus 2.00% (of premiums paid) for state and local taxes.(1)
(1) The actual premium taxes We pay vary. The expense charge is based on the average tax rate We expect to pay, the premiums We receive, and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected in the SUMMARY: FEE TABLES section.

The Target Premium is based on the Gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge - Full Surrenders
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates Us for expenses relating to the sale of the Policy.

The table below shows the maximum and minimum surrender charges.

Maximum Charge	$48.21 per $1,000 of Face Amount
Minimum Charge	$11.89 per $1,000 of Face Amount
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the applicable rate from APPENDIX A.
(b)    is the Face Amount divided by 1,000.
(c)    is the applicable percentage from APPENDIX B.
Surrender charges vary based on Gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy termination is significant. As a result, You should purchase a Policy only if You have the financial capacity to keep it in force for a substantial period of time.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on partial surrenders.
Transfer Fee - Unscheduled Division Transfers
A transfer fee is intended to reimburse us for our additional Separate Account operation expenses related to multiple unscheduled Division transfers.

Current Charge	$0
Maximum Charge	$25 (each Transfer)
We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. Policy Owners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
Illustration Fee
An illustration fee is intended to reimburse us for the additional administrative effort of creating and providing projection numbers.

Current Charge	$0
Maximum Charge	$25 (each Illustration)
We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year.
Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes::
•Cost of Insurance Charge
•Asset Based Charge
•Monthly Administration Charge
•Monthly Policy Issue Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account) using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates Us for providing insurance protection under the Policy.

Maximum Charge	$83.33333 per $1,000 of Net Amount at Risk
Minimum Charge	$0.000565 per $1,000 of Net Amount at Risk
The monthly cost of insurance charge is (a) multiplied by (b) where:
(a)    is the cost of insurance rate (described below) divided by 1,000.
(b)    is the Net Amount at Risk.
We base this charge on several factors including, but not limited to, (i) the Insured’s Gender, issue age, tobacco status, and risk classification, and (ii) Our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00565 per $1,000 net amount at risk to a maximum of $83.33333 per $1,000 net amount at risk.

Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s Gender, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s Gender, Attained Age and risk classification at the time of the increase.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
Asset Based Charge
The asset based charge reimburses Us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account. We currently do not collect an asset based charge. However, we reserve the right to impose an asset based charge but guarantee that the maximum rate will not exceed 0.15% of the value of the Divisions annually.
Monthly Administration Charge
This charge reimburses Us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters.

Maximum Charge (All Years)	$10.00 per month
Current Charge (Policy Year One)	$10.00 per month
Monthly Policy Issue Charge
This charge reimburses Us for the expenses associated with policy issue, including underwriting and setting up policy records. The Monthly Policy Issue Charge applies per $1,000 of Face Amount and varies by Gender, age at issue and Adjustment, duration since issue and Adjustment, tobacco status, and risk classification. The Monthly Policy Issue Charge ranges from a minimum of $0.06737 to a maximum of $0.89540 per $1,000 Face Amount. This charge applies in all years, but may decrease beginning in Policy Year 11.
Any Face Amount increase will have its own Monthly Policy Issue Charge (within the minimum and maximum described).

Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Current Charge (Policy Year 1-10)	1.50% of Loan Indebtedness
Current Charge (After Policy Year 10)	0.00% of Loan Indebtedness
Optional Insurance Benefits Charges
For optional insurance benefits that charge a fee, charges are summarized below:

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Cost of Living Increase	No charge. However, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Surrender Value Enhancement	The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies). The charge is guaranteed not to exceed 2.00% on premium paid in excess of Target Premium.
Waiver of Monthly Policy Charge	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium	For Insureds with a risk classification of standard or better, the monthly charge for this rider varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.
Distribution of the Policy
The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to agents and brokers based on premiums received.
Principal Securities, Inc. ("PSI"), principal underwriter of the product, also may receive 12b-1 fees in connection with Underlying Funds in the Policies. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask Your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements which are mailed to You. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only Our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available. Specific variations from the information appearing in this prospectus are contained in Your Policy, or in riders or endorsements attached to Your Policy.
Rights Under The Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without Our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With Our consent, You may specify a different arrangement for contingent ownership.
You may change Your ownership designation. Your request must be in writing and approved by Us. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.

Beneficiary
If the Insured dies before the Policy Maturity Date, We pay death proceeds to Your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending Us a Written Request. Unless You have named an irrevocable beneficiary, You may change Your beneficiary designation by sending Us a Written Request. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds will be paid to the surviving owner(s) in equal percentages or, if applicable, to the last surviving owner’s estate unless otherwise specified.
Assignment
You may assign Your Policy. Each assignment is subject to any payments made or action taken by the Company prior to Our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with Us at Our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with Us.
Limitations on Transfers
After the initial allocation of premiums, You may transfer amounts between the Divisions and/or the Fixed Accounts.
You may request an unscheduled transfer or set up scheduled transfers by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or whole percentage for the transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. We reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations by spreading out the allocation of your money to investment options over a longer period of time. The success of this strategy depends on market trends and is not guaranteed.
Transfers from your investment in the Fixed Account to your Division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations
We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.

No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	No charge.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy Value in the Divisions over time.
Example: You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
There is no charge for participation in the APR program. The APR transfers:
•do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;
•are done without charge;
•may be done on the frequency you specify: quarterly (on a calendar year or Policy Year basis); or semiannual or annual (on a Policy Year basis);
•are made at the end of the next Valuation Period after we receive your instruction;
•are not available for values in the Fixed Account; and
•are not available if you have scheduled transfers from the same Divisions.

Reduced Paid-Up Benefit Option
As long as your Policy is in force and the insured is living, you may send us a written request to transfer all of your division values to the fixed account, and then apply the net surrender value towards the purchase of a guaranteed fixed paid-up benefit. The Net Surrender Value will be used as a net single premium to buy paid-up insurance at the Insured's Attained Age on the date of the request. Reduced paid-up benefits will be calculated using the 2017 CSO table referenced on the Data Pages and 2% interest, and will not be less than those required by the laws of the state in which this policy was delivered. Any remaining portion of the Net Surrender Value not applied to buy paid-up insurance will be paid to You.

Once Your policy is paid-up, the Monthly Policy Charge will be zero, partial surrenders, transfers, face amount adjustments or death benefit option changes will not be permitted, and any attached riders will terminate. Policy loans and loan repayments may continue to be made after this option has been exercised.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or
•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change your allocations. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Right to Exchange
During the first 18 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division and Fixed DCA Account values to a new permanent fixed benefit life insurance policy that we make available that is not term or variable insurance, subject to specified conditions. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 18-month period. The transfer is effective when we receive your Written Request.
Suicide and Other Exclusions
Death proceeds will not be paid if the Insured dies by suicide within two years of the Policy Date. Instead, We will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide within two years of the Adjustment Date. Instead, We will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
If this Policy is issued as a result of a conversion, the two-year-period in this suicide provision for the converted amount will be measured from the original Policy's issue date.
If this Policy terminates as described in the grace period provision and is later reinstated, the two-year period in this suicide provision will not begin anew.
Any returned amounts noted above will be paid to the beneficiary(ies) of the policy.

Aviation Exclusion Rider
Your Policy may be subject to the Aviation Exclusion Rider. Under this rider, if the Insured dies in an excluded circumstance, We will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to exercise of Your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after We receive Your instructions in a form acceptable to Us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which: disposal by a fund of securities owned by it is not reasonably practicable; it is not reasonably practicable for a fund to fairly determine the value of its net assets; or the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and Your instruction is not canceled by Your written Notice the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, We reserve the right to defer payment of that portion of Your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or Planned Periodic Premiums. Planned Periodic Premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, You may determine the amount and timing of subsequent premium payments (with certain restrictions); however, We recommend You continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, Your Policy is guaranteed not to terminate during the No-Lapse Guarantee Period even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The No-Lapse Guarantee Monthly Premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.

The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the No-Lapse Guarantee Period.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, Gender and tobacco status. The No-Lapse Guarantee Monthly Premium is shown on Your Data Pages.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of Your Policy and You pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer (to Age 65) than the No-Lapse Guarantee Period. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$7.21	$150.21

The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, Gender, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on Your Policy.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Except for any amount necessary to continue the policy in force, We reserve the right to refund any premium that increases the policy's death benefit by more than it increases the Policy Value. Alternatively, We may require satisfactory evidence of insurability.
The minimum initial premium required is the monthly No-Lapse Guarantee Monthly Premium. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse as described above in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse).

Allocation of Premiums
Your initial Net Premium (and other Net Premiums We receive prior to and on the Effective Date through twenty days after the Effective Date) is allocated to the Money Market Division at the end of the Business Day We receive the premium in good order. The money is reallocated to the Divisions, Fixed Account and/or Fixed DCA Account according to Your instructions when this initial period ends (or on the first Business Day thereafter). This transfer will not be subject to any fees, nor will it be deemed a transfer for purposes of identifying market timing activity.
However, if the purchase of this policy is a replacement for another policy, the initial Net Premium will be immediately allocated to the Divisions, Fixed Account, and/or the Fixed DCA Account as directed in the application, unless You direct otherwise.
For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order. You may change the percentage allocation for future premium payments by:
•sending a Written Request to Us;
•calling Us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
Allocation changes are effective at the end of the Valuation Period in which Your new instructions are received.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, Your value in a Division is:
•the number of Units You have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•Your initial premium payment (less Premium Expense Charges); plus
•subsequent premium payments (less Premium Expense Charges); plus
•transfers from another Division, the Fixed Account or the Fixed DCA Account;
minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day, Juneteenth and Independence Day. In addition, We do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]

When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units You own in the Division.
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after We receive notice and proof that the Insured died while the policy was in force and before the Policy Maturity Date. Proof of the Insured’s death consists of a certified copy of the death certificate of the Insured. In addition, information reasonably necessary to process the death claim, such as beneficiary information, must also be provided to us.
Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to Your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, We will pay the death proceeds to the Owner or the Owner’s estate unless You have given Us written Notice otherwise.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured’s life;
•B is any Loan Indebtedness; and
•C, if the Insured’s death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse provision or Death Benefit Guarantee Premium Requirement.
We pay interest on death proceeds as required by law.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:
•the Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:
•the Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:
•the Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on Our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to Your Policy is determined by Your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 219.771% (assuming the insured is a male) and the death benefit would be $329,657.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by Us. The effective date of the change will be the Monthly Date that coincides with, or next follows, Our approval. If the death benefit option change involves a Face Amount decrease, You may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000
Maturity Proceeds
If Your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, You may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
Adjustment Options
Increase in Face Amount
You may request an increase provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000. A Face Amount increase request made during the No-Lapse Guarantee Period will increase the No-Lapse Guarantee Monthly Premium for the remainder of the No-Lapse Guarantee Period.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If Your request is not approved, no changes are made to Your Policy.
We will approve Your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the Face Amount increase is at least the Minimum Face Amount Increase shown on the Data Pages; and
•You supply evidence which satisfies Us that the Insured is alive and insurable under Our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed Our maximum limits as defined under Our underwriting guidelines then in effect; and
•Your policy is not in a grace period; and
•the Face Amount after adjustment is not less than the Minimum Face Amount shown on the Data Pages; and
•Your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Face Amount is in a risk classification determined by Us. The Adjustment is effective on the Monthly Date on or next following Our approval of Your request.
If You want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, Gender and tobacco status. This amount is shown on the policy illustration provided to You by Your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to You. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in Our General Account without interest (for a period of up to 60 days) while We complete underwriting for the Adjustment. If We approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to Your then current premium allocation percentages.

The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, You may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by Our underwriting guidelines in place at the time of Your request;
•the decrease may not reduce the Face Amount below $100,000;
•cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and
•if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in Your Divisions, Fixed Account, Fixed DCA Account and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited.
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.
•can increase or decrease as the investment experience of Your chosen Divisions fluctuates.

OPTIONAL BENEFITS UNDER THE POLICY
Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(1)	No(2)
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Surrender Value Enhancement	provides for a waiver of a portion of the surrender charges for a limited time	Optional	Yes	only available for business and approved premium finance cases. Surrender cannot be related to a replacement or exchange. If you use this rider, you cannot use of the Cost of Living Increase Rider.
Waiver of Monthly Policy Charge	pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1)     Availability of these riders varies. See the more detailed information below.
(2)     Additional charges apply to increased Face Amount.

Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for adding this rider; however, we will increase the monthly policy charge and surrender charge to cover the costs and charges for any increase in the Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 65 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new data pages reflecting the change. You have the right to reject this change by giving Us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.
Surrender Value Enhancement Rider
This rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in our then current underwriting guidelines. The rider may not be added after the Policy has been issued.
This rider provides for a waiver of a portion of the surrender charges for a limited time. If you fully surrender your Policy within the first seven Policy Years, we will reduce the amount of surrender charge we collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, we may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The use of this rider disqualifies the use of the Cost of Living Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for your Policy, to obtain more information about the additional sales charges that would apply to you under this rider, and to request a personalized illustration.

Waiver of Monthly Policy Charges Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
The rider may be added at any time that the Insured’s Attained Age is not greater than 59. Our approval, under our then current underwriting guidelines, is required to add this rider. This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to you by contacting your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send Us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which We receive the Written Request for surrender. Partial surrenders may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of Our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of Your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect Your death benefit and Your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from Your Division(s) and/ or Fixed Account according to the surrender allocation percentages You specify. If surrender allocation percentages are not specified, the deduction is made using Your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.
•If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the amount of the unscheduled partial surrender.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.
•If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the unscheduled partial surrender amount;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Scheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may elect to receive part of Your Net Surrender Value automatically on any Monthly Date.
•You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•The surrender is deducted from Your Division(s) and/or Fixed Account according to Your Monthly Policy Charge allocation percentages.
•Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).
•Scheduled partial surrenders will continue until We receive Your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless You direct Us otherwise, so as to provide You the same dollar amount at the same frequency as You had received under the scheduled partial surrenders.
•A scheduled partial surrender may cause a reduction in Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:
•on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.
•the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.
•If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.
If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.
•If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.

•If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.
Examination Offer (Free-Look Provision)
It is important to Us that You are satisfied with the purchase of Your Policy. You have the right to return the Policy for any reason during the examination offer period (a “free look”). If You properly exercise Your free look, We will rescind the policy and We will pay You a refund.
Your premium payments are allocated as described under PREMIUMS – Allocation of Premiums. If You return this Policy before expiration of the examination offer period, We will refund Your full premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to Us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is 10 days after the Policy is delivered to You.
NOTE:    See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS
Policy Loans
While Your Policy is in effect and has a Net Surrender Value, You may borrow money from Us with the Policy as the security for the policy loan.
•The maximum amount You may borrow is 90% of the Net Surrender Value as of the date We process the policy loan.
•You may request a policy loan of $50,000 or less by calling Us at 1-800-247-9988. If You are requesting a policy loan of more than $50,000, Your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date We receive Your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness as follows:
•During the first ten policy years, the interest rate is 3.50% per year.
•After policy year ten, the interest rate is 2.00% per year

Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from Your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.
Loan Indebtedness reduces Your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of Our General Account. An amount equal to the loan is transferred from Your Divisions and/or Fixed Account to Your Loan Account. You may instruct Us on the proportions to be taken from Your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your loan account earns interest from the date of transfer of 2.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year. Once credited, interest is nonforfeitable.
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. The current net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct Us on the proportions to be taken from Your accounts. If You do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if You have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from Your Divisions in the same proportion as the most recent Monthly Policy Charge.
Loan Payments
While the Policy is in force and before the Insured dies, You may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that We receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•the repayments are allocated as of the Valuation Period in which We receive the repayment; and
•repayments are to be sent to Our Home Office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the No-Lapse Guarantee Period, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the No-Lapse Guarantee Period, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, You may pay the minimum required premium to keep Your Policy in force. A Policy will terminate if You have not paid the minimum required premium before the grace period expires.
The Policy also terminates:
•when You make a full Policy surrender;
•when death proceeds are paid; and
•when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, You may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT — Reinstatement).

No-Lapse Guarantee Test
During the No-Lapse Guarantee Period, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:
(a)    is the sum of the premiums paid.
(b)    is the sum of all Loan Indebtedness and partial surrenders.
(c)    is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the No-Lapse Guarantee Period. After the No-Lapse Guarantee Period, there is no guarantee that Your Policy will stay in force even if You make premium payments under Your Planned Periodic Premium schedule unless:
•Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, We will send You notice of a 61-day grace period during which You can pay the minimum required premium to keep Your Policy in force. This grace period begins on the date We mail the notice of impending policy termination to You. The notice will be sent to Your last post office address known to Us and will tell You the amount of the minimum required premium to avoid termination of Your Policy, payment instructions and the grace period end date and will be sent no earlier than, and within 30 days after, the Policy processing day on which the insufficiency occurred. Your Policy will remain in force during the grace period. If We do not receive the minimum required premium payment by the end of the grace period, Your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.
Minimum Required Premium
During the No-Lapse Guarantee Period, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
•(a) is the cumulative No-Lapse Guarantee Monthly Premiums due at the start of the grace period.
•(b) is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c) is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:
•(a) is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
•(b) is three Monthly Policy Charges.
•(c) is 1 minus the Guaranteed Maximum Premium Expense Charge percentage.
After the No-Lapse Guarantee Period, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before We receive the minimum required premium, We keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
Death During Grace Period
If the Insured dies during a grace period, then We will deduct from the death proceeds the lesser of any overdue Monthly Policy Charges and, if applicable, the amount required to meet any no lapse guarantee provision or Death Benefit Guarantee Premium Requirement. If Your policy is on Death Benefit Option 1 and the Insured dies during a grace period for which the amounts required under C above for the cumulative premium shortfall or under (b) above for the Net Surrender Value shortfall have been applied, We will add to the death proceeds a refund of such amounts applied for any period beyond the Policy Month in which the Insured's death occurred.

Reinstatement
Subject to certain conditions, You may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
•such reinstatement is prior to the Policy Maturity Date;
•You have not surrendered the Policy;
•not more than three years have elapsed since the Policy terminated;
•You supply evidence which satisfies Us that the Insured is alive and is insurable;
•You either repay or reinstate any Loan Indebtedness existing at termination; and
•You make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the No-Lapse Guarantee Period, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
•(a)    is the cumulative No-Lapse Guarantee Monthly Premiums due at the end of the grace period.
•(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
•(c)    is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:
•(a)    is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.
•(b)    is three Monthly Policy Charges.
•(c)    is 1 minus the Guaranteed Maximum Premium Expense Charge percentage.
After the No-Lapse Guarantee Period, the minimum required premium is the Net Surrender Value shortfall described above.
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow Us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date We approve the reinstatement application. Your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with Your reinstatement application are held in Our General Account without interest while We complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to Your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless You provide new allocation instructions.
If You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
If You reinstate Your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider (if available; see "General Description of the Policy-Optional Insurance Benefits") and the Surrender Value Enhancement Rider are not reinstated.

TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in Our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, We cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, You should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance You pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help You determine which test meets Your objectives. An illustration may be obtained from Your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:
•The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).
•Face Amount is $100,000.
•Death Benefit Option 1.
•Policy Value at the date of death is $25,000.
•The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).
•The minimum death benefit under the cash value accumulation test is $50,398 (assuming an applicable percentage of 201.591%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,917.11
Cash Value Accumulation Test	$100,000	$50,398	$74,917.11

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:
•$161,250 for the guideline premium/cash value corridor test.
•$151,193 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$86,116.35
Cash Value Accumulation Test	$100,000	$151,193	$76,067.93
Keep in mind that cost of insurance charges, which affect Your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in Your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent that the distribution exceeds Your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years You make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which You may be taxed on all or a portion of the surrender amount.
The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent the distribution exceeds Your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to Us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and Your investment in the Policy at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with Your tax advisor before changing ownership of Your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and Your investment in the Policy.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to Your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if Your Policy Value is greater than Your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with Your tax advisor before exchanging or assigning Your life insurance policy.

Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and Your circumstances or the circumstances of the policy beneficiary(ies) if You or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if Your tax identification number has not been furnished to Us or if the IRS has notified Us that the number You furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.

GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to Us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, We require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet Our insurance underwriting guidelines and suitability rules.
If You want insurance coverage to start at the time the application is submitted, You must send a payment with Your completed application. The amount is based on the Face Amount of the Policy, issue age, Gender, and tobacco status. This amount is shown on the policy illustration provided to You by Us or Your registered representative. If this amount is submitted with the application, a conditional receipt will be given to You. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if We determine that We have not received complete information and/or instructions or that Our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When You open an account, We will ask for Your name, address, date of birth, and other information that will allow Us to verify Your identity. We may also ask to see Your driver’s license or other identifying documents.
If concerns arise with verification of Your identification, no transactions will be permitted while We attempt to reconcile the concerns. If We are unable to verify Your identity within 30 days of Our receipt of Your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If We issue a Policy, a Policy Date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your Policy Date is shown on the Data Pages.
Upon specific request and Our approval, Your Policy may be backdated. The Policy Date may not be more than six months prior to the date of application. Payment of at least the Monthly Policy Charges is required for the backdated period. Monthly Policy Charges are deducted from the Policy Value for the backdated period.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of Your Divisions, the Fixed DCA Account and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.
You will also receive a statement as of the end of each calendar quarter. After the first Policy Year, you may annual request, without charge, an illustrative report of Your policy. We may charge a reasonable fee, not to exceed $50, for any additional requests. We also send You the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If You elect to use internet and/or telephone privileges, instructions for the following transactions may be given to Us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to Your APR instructions;
•change to Your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions. Your instructions:
•may be given by calling Us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing Us at www.principal.com (for security purposes, You need a password to use any of the internet services, including viewing Your Policy information on-line. If You don’t have a password, You can obtain one at www.principal.com);
•must be received by Us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day You call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that We reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, We may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as Your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.

Misstatement of Age or Gender
We will adjust the death benefit if the age or gender of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age or gender of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount At Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, We will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), We will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the adjustment or reinstatement. If the policy is issued as a result of a conversion, the contestable period for the converted amount will be measured from the original policy's issue date.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account and the financial statements of Principal Life Insurance Company are incorporated in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are incorporated in the Statement of Additional Information.

APPENDIX UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/VULIncome4PLICReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
AllianceBernstein Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein	0.81%	10.02%	8.86%	7.63%
AllianceBernstein International Value - Class A(1)	International Equity	AllianceBernstein	0.92%	5.07%	3.53%	3.25%
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)(1)	Small/Mid US Equity	AllianceBernstein	0.90%	18.64%	7.53%	10.60%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.76%	6.58%	4.84%	5.90%
American Funds Insurance Series Growth - Class 2	Large US Equity	Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
American Funds Insurance Series International - Class 2	International Equity	Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
American Funds Insurance Series New World - Class 2(1)	International Equity	Capital Research and Management Company	0.82%	6.56%	4.54%	6.22%
American Funds Insurance Series Washington Mutual Investors - Class 2(1)	Large US Equity	Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	12.33%	9.00%	7.22%
CVT Investment Grade Bond Index - Class I(1)	Fixed Income	Calvert Research and Management/Ameritas Investment Partners	0.32%	1.03%	-0.36%	1.20%
CVT Russell 2000 Small Cap Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.59%	11.00%	6.94%	7.24%
CVT S&P 500 Index (not available to new investors after 4/25/2014)(1)	Large US Equity	Calvert Research and Management/Ameritas Investment Partners	0.28%	24.63%	14.21%	12.76%
CVT S&P MidCap 400 Index - Class F(1)	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners	0.53%	13.29%	9.78%	9.08%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.81%	10.01%	6.61%	7.29%
DWS Small Mid Cap Value - Class B(1)	Small/Mid US Equity	DWS Investment Management Americas Inc	1.21%	5.79%	5.51%	5.20%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.81%	33.45%	16.74%	13.33%
Fidelity VIP Energy - Service Class 2 (2)	Other - Equity Energy	Fidelity Management and Research Co	0.85%	4.02%	12.13%	4.19%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity	Fidelity Management and Research Co	0.72%	15.06%	9.80%	8.95%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Fidelity VIP Extended Market Index - Service Class 2(2)	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	12.03%	8.53%		8.04%
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.35%	5.01%	2.27%	1.55%
Fidelity VIP High Income - Service Class 2	Fixed Income	Fidelity Management and Research Co	1.06%	8.62%	2.47%	3.90%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.41%	4.82%	3.83%		3.38%
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.82%	17.18%	11.06%	8.94%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.36%	23.38%	13.46%		13.09%
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2	International Equity	Franklin Mutual Advisors, LLC	1.16%	4.66%	6.42%	5.87%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity	Franklin Advisers, Inc.	0.88%	10.79%	10.30%	10.44%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.90%	11.71%	8.36%	8.17%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2(1)	Fixed Income	Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
Invesco VI American Value- Series I	Small/Mid US Equity	Invesco Advisers, Inc.	0.89%	30.41%	13.69%	9.12%
Invesco VI Core Equity- Series II	Large US Equity	Invesco Advisers, Inc.	1.05%	25.29%	12.07%	9.15%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Invesco VI Main Street Mid Cap - Series II	Small/Mid US Equity	Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Invesco VI Main Street Small Cap - Series II(1)	Small/Mid US Equity	Invesco Advisers, Inc.	1.11%	12.41%	10.22%	8.73%
Janus Henderson Series Enterprise- Service Shares	Small/Mid US Equity	Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
Janus Henderson Series Forty - Service Shares	Large US Equity	Janus Capital Management LLC	0.83%	28.14%	15.12%	15.36%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	0.99%	11.01%			5.52%
Janus Henderson Series Global Technology and Innovation - Service Shares	Other-Technology	Janus Capital Management LLC	0.97%	31.76%	17.80%	19.06%
Lord Abbett Series Fund Developing Growth- Class VC(1)	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	22.18%	7.27%	8.59%
LVIP American Century Capital Appreciation - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.94%	24.79%	11.27%	10.79%
LVIP American Century Disciplined Core Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.96%	12.84%	7.91%	7.97%
LVIP American Century Inflation Protection - Service Class	Inflation-Protected Bond	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.72%	1.54%	1.22%	1.73%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
LVIP American Century Mid Cap Value - Service Class	Small/Mid US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	1.01%	8.52%	7.13%	7.87%
LVIP American Century Value - Service Class	Large US Equity	Lincoln Investment Advisors Corporation, through a sub-advisory agreement with American Century Investment Management Inc.	0.86%	9.29%	8.41%	8.01%
Macquarie VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.04%	11.02%	6.83%	7.30%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.82%	4.65%	5.94%	7.75%
MFS Mid Cap Value- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
MFS New Discovery- Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.12%	6.44%	4.71%	8.92%
MFS New Discovery Value - Service Class(1)	Small/Mid US Equity	Massachusetts Financial Services Company	1.13%	9.18%	8.40%	9.67%
MFS Utilities - Service Class	Other - Utilities	Massachusetts Financial Services Company	1.04%	11.34%	5.61%	6.02%
Neuberger Berman AMT Sustainable Equity - I Class	Large US Equity	Neuberger Berman LLC	0.89%	25.84%	13.97%	11.44%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.49%	0.90%	-0.09%	1.58%
PVC Diversified International- Class 1	International Equity	Principal Global Investors	0.85%	4.71%	4.64%	5.06%
PVC Equity Income- Class 1	Large US Equity	Principal Global Investors	0.48%	15.50%	8.43%	9.48%
PVC Global Emerging Markets- Class 1(1)	International Equity	Principal Global Investors	1.14%	6.51%	2.14%	3.21%
PVC Government & High Quality Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	0.62%	-1.18%	0.57%
PVC LargeCap Growth I- Class 1(1)	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.67%	25.14%	13.93%	14.63%
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.67%	24.74%	14.23%	12.80%
PVC MidCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.53%	20.27%	11.65%	12.57%
PVC Principal Capital Appreciation- Class 1	Large US Equity	Principal Global Investors	0.63%	25.85%	14.84%	13.15%
PVC Principal LifeTime 2020- Class 1	Asset Allocation	Principal Global Investors	0.50%	7.43%	4.94%	5.51%
PVC Principal LifeTime 2030- Class 1	Asset Allocation	Principal Global Investors	0.52%	9.05%	6.22%	6.63%
PVC Principal LifeTime 2040- Class 1	Asset Allocation	Principal Global Investors	0.58%	11.55%	7.66%	7.69%
PVC Principal LifeTime 2050- Class 1	Asset Allocation	Principal Global Investors	0.62%	13.29%	8.62%	8.38%
PVC Principal LifeTime 2060- Class 1(1)	Asset Allocation	Principal Global Investors	0.64%	13.28%	8.76%	8.49%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation	Principal Global Investors	0.50%	6.71%	3.45%	3.85%
PVC Real Estate Securities- Class 1	Small/Mid US Equity	Principal Global Investors	0.79%	5.59%	3.90%	6.25%
PVC SAM Balanced- Class 1	Asset Allocation	Principal Global Investors	0.70%	12.62%	6.75%	6.79%
PVC SAM Conservative Balanced- Class 1	Asset Allocation	Principal Global Investors	0.67%	8.97%	4.65%	5.14%
PVC SAM Conservative Growth- Class 1	Asset Allocation	Principal Global Investors	0.73%	15.23%	8.50%	8.25%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
PVC SAM Flexible Income- Class 1	Asset Allocation	Principal Global Investors	0.65%	6.69%	3.06%	3.98%
PVC SAM Strategic Growth- Class 1	Asset Allocation	Principal Global Investors	0.75%	17.02%	9.88%	9.07%
PVC Short-Term Income- Class 1	Short-Term Fixed Income	Principal Global Investors	0.41%	5.09%	1.92%	2.05%
PVC SmallCap- Class 1	Small/Mid US Equity	Principal Global Investors	0.84%	6.99%	7.57%	8.03%
Putnam VT Small Cap Value - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.89%	6.20%	10.71%	8.10%
Putnam VT Small Cap Growth - Class 1B	Small/Mid US Equity	Putnam Investment Management LLC	0.80%	23.33%	12.97%	9.64%
Putnam VT Large Cap Growth - Class 1B	Large US Equity	Putnam Investment Management LLC	1.13%	33.41%	17.91%	16.21%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.76%	6.09%	3.23%	3.54%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.71%	4.11%	3.96%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.75%	7.58%	3.88%	3.99%
VanEck VIP Global Resources- Class S	Other-Natural Resources	Van Eck Associates Corp	1.30%	-3.09%	7.28%	0.57%
Wanger International(1)	International Equity	Columbia Wanger Asset Management, LLC	1.08%	-8.25%	-0.72%	3.07%
(1)The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.
(2) Investment Option will be available on May 31, 2025.

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	12.34	11.89	12.25
1	12.44	11.97	12.35
2	12.55	12.06	12.45
3	12.66	12.15	12.56
4	12.78	12.25	12.68
5	12.91	12.36	12.81
6	13.05	12.47	12.94
7	13.19	12.58	13.07
8	13.34	12.71	13.21
9	13.49	12.83	13.36
10	13.65	12.96	13.52
11	13.82	13.10	13.68
12	14.00	13.24	13.85
13	14.18	13.40	14.03
14	14.37	13.55	14.21
15	14.57	13.72	14.41
16	14.77	13.89	14.60
17	14.98	14.06	14.80
18	15.18	14.24	15.00
19	15.39	14.42	15.20
20	15.60	14.62	15.41
21	15.83	14.82	15.63
22	16.06	15.03	15.86
23	16.30	15.26	16.10
24	16.55	15.49	16.35
25	16.82	15.73	16.61
26	17.09	15.99	16.88
27	17.38	16.26	17.16
28	17.69	16.54	17.46
29	18.01	16.83	17.78
30	18.35	17.14	18.12
31	18.71	17.47	18.47
32	19.09	17.81	18.84
33	19.48	18.16	19.23
34	19.90	18.53	19.63
35	20.33	18.93	20.06
36	20.78	19.33	20.50
37	21.25	19.76	20.96
38	21.74	20.21	21.45
39	22.26	20.67	21.95
40	22.79	21.16	22.48
41	23.35	21.67	23.03

Issue Age	Male	Female	Unisex
42	23.94	22.21	23.60
43	24.55	22.78	24.20
44	25.19	23.38	24.84
45	25.88	24.02	25.52
46	26.60	24.70	26.23
47	27.37	25.41	26.99
48	28.19	26.17	27.80
49	29.05	26.96	28.65
50	29.98	27.80	29.56
51	30.97	28.70	30.53
52	32.02	29.64	31.56
53	33.14	30.64	32.65
54	34.33	31.70	33.82
55	35.59	32.83	35.06
56	36.94	34.02	36.38
57	38.38	35.30	37.78
58	39.91	36.65	39.28
59	41.55	38.09	40.88
60	43.29	39.62	42.58
61	45.15	41.25	44.40
62	47.14	42.99	46.34
63	48.20	44.85	48.21
64	48.19	46.83	48.20
65	48.18	48.20	48.18
66	48.16	48.19	48.16
67	48.13	48.17	48.14
68	48.10	48.16	48.11
69	48.06	48.13	48.08
70	48.02	48.11	48.04
71	47.98	48.08	48.00
72	47.94	48.04	47.96
73	47.90	48.00	47.92
74	47.86	47.95	47.87
75	47.80	47.89	47.82
76	47.74	47.83	47.76
77	47.67	47.76	47.69
78	47.59	47.69	47.61
79	47.49	47.61	47.52
80	47.40	47.52	47.42
81	47.30	47.45	47.33
82	47.19	47.37	47.23
83	47.11	47.30	47.15

Issue Age	Male	Female	Unisex
84	47.05	47.23	47.08
85	47.00	47.18	47.04

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male Super Preferred

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	87.10%	70.70%	54.40%	38.00%	18.40%	3.70%	0.00%	0.00%	0.00%	0.00%
21	100.00%	87.30%	71.10%	55.00%	38.90%	19.40%	4.70%	0.00%	0.00%	0.00%	0.00%
22	100.00%	87.50%	71.60%	55.70%	39.90%	20.40%	5.70%	0.00%	0.00%	0.00%	0.00%
23	100.00%	87.70%	72.10%	56.50%	40.80%	21.40%	6.60%	0.00%	0.00%	0.00%	0.00%
24	100.00%	88.00%	72.60%	57.20%	41.80%	22.40%	7.60%	0.00%	0.00%	0.00%	0.00%
25	100.00%	88.20%	73.10%	57.90%	42.80%	23.40%	8.70%	0.00%	0.00%	0.00%	0.00%
26	100.00%	88.50%	73.60%	58.60%	43.70%	24.50%	9.70%	0.00%	0.00%	0.00%	0.00%
27	100.00%	88.70%	74.10%	59.40%	44.70%	25.50%	10.70%	0.40%	0.00%	0.00%	0.00%
28	100.00%	89.00%	74.60%	60.20%	45.70%	26.60%	11.80%	1.30%	0.00%	0.00%	0.00%
29	100.00%	89.20%	75.10%	60.90%	46.80%	27.70%	12.90%	2.30%	0.00%	0.00%	0.00%
30	100.00%	89.50%	75.60%	61.70%	47.90%	28.90%	14.00%	3.40%	0.00%	0.00%	0.00%
31	100.00%	89.80%	76.20%	62.50%	48.90%	30.00%	15.10%	4.40%	0.00%	0.00%	0.00%
32	100.00%	90.00%	76.70%	63.30%	50.00%	31.10%	16.30%	5.40%	0.00%	0.00%	0.00%
33	100.00%	90.40%	77.30%	64.20%	51.10%	32.30%	17.40%	6.50%	0.00%	0.00%	0.00%
34	100.00%	90.60%	77.80%	65.00%	52.20%	33.40%	18.60%	7.50%	0.30%	0.00%	0.00%
35	100.00%	90.90%	78.30%	65.80%	53.20%	34.60%	19.70%	8.60%	1.10%	0.00%	0.00%
36	100.00%	91.10%	78.70%	66.40%	54.10%	35.50%	20.60%	9.40%	1.70%	0.00%	0.00%
37	100.00%	91.30%	79.20%	67.10%	54.90%	36.40%	21.50%	10.20%	2.30%	0.00%	0.00%
38	100.00%	91.50%	79.60%	67.70%	55.80%	37.30%	22.40%	11.00%	2.90%	0.00%	0.00%
39	100.00%	91.70%	80.00%	68.30%	56.60%	38.20%	23.30%	11.80%	3.50%	0.00%	0.00%
40	100.00%	91.90%	80.50%	69.00%	57.50%	39.10%	24.20%	12.70%	4.20%	0.00%	0.00%
41	100.00%	92.10%	80.90%	69.60%	58.40%	40.10%	25.10%	13.50%	4.80%	0.20%	0.00%
42	100.00%	92.30%	81.30%	70.30%	59.20%	41.00%	26.00%	14.40%	5.40%	0.40%	0.00%
43	100.00%	92.50%	81.70%	70.90%	60.10%	41.90%	27.00%	15.20%	6.10%	0.60%	0.00%
44	100.00%	92.80%	82.20%	71.60%	61.00%	42.90%	27.90%	16.10%	6.70%	0.80%	0.00%
45	100.00%	93.00%	82.70%	72.30%	62.00%	43.90%	28.90%	17.00%	7.40%	1.00%	0.00%
46	100.00%	93.00%	82.70%	72.30%	61.90%	43.80%	28.80%	16.90%	7.30%	1.00%	0.00%
47	100.00%	93.00%	82.60%	72.20%	61.80%	43.70%	28.70%	16.80%	7.30%	1.00%	0.00%
48	100.00%	93.00%	82.60%	72.20%	61.90%	43.70%	28.70%	16.80%	7.30%	1.00%	0.00%
49	100.00%	93.10%	82.70%	72.30%	61.90%	43.80%	28.80%	16.90%	7.30%	1.00%	0.00%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
50	100.00%	93.10%	82.70%	72.40%	62.00%	43.90%	28.90%	17.00%	7.40%	1.00%	0.00%
51	100.00%	93.10%	82.80%	72.40%	62.10%	44.00%	29.00%	17.10%	7.50%	1.10%	0.00%
52	100.00%	93.20%	82.90%	72.60%	62.30%	44.20%	29.20%	17.30%	7.60%	1.10%	0.00%
53	100.00%	93.20%	83.00%	72.70%	62.50%	44.40%	29.40%	17.50%	7.70%	1.10%	0.00%
54	100.00%	93.30%	83.10%	72.90%	62.80%	44.70%	29.70%	17.70%	7.90%	1.20%	0.00%
55	100.00%	93.40%	83.30%	73.20%	63.10%	45.00%	30.00%	18.00%	8.10%	1.30%	0.00%
56	100.00%	93.50%	83.40%	73.40%	63.30%	45.30%	30.20%	18.20%	8.30%	1.30%	0.00%
57	100.00%	93.50%	83.60%	73.60%	63.60%	45.60%	30.50%	18.50%	8.50%	1.40%	0.00%
58	100.00%	93.70%	83.80%	73.90%	64.00%	46.00%	30.90%	18.80%	8.70%	1.50%	0.00%
59	100.00%	93.80%	83.90%	74.10%	64.30%	46.30%	31.30%	19.20%	9.00%	1.60%	0.00%
60	100.00%	93.90%	84.20%	74.50%	64.80%	46.80%	31.70%	19.60%	9.30%	1.70%	0.00%
61	100.00%	94.00%	84.40%	74.80%	65.20%	47.30%	32.20%	20.00%	9.60%	1.80%	0.00%
62	100.00%	94.10%	84.70%	75.20%	65.70%	47.80%	32.70%	20.50%	10.00%	1.90%	0.00%
63	100.00%	94.10%	84.50%	75.00%	65.40%	47.40%	32.40%	20.20%	9.70%	1.80%	0.00%
64	100.00%	93.80%	84.00%	74.10%	64.20%	46.20%	31.10%	19.00%	8.90%	1.50%	0.00%
65	100.00%	93.50%	83.30%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
66	100.00%	93.60%	83.40%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
67	100.00%	93.60%	83.40%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
68	100.00%	93.70%	83.50%	73.30%	63.10%	44.90%	29.90%	17.80%	8.00%	1.20%	0.00%
69	100.00%	93.70%	83.60%	73.30%	63.10%	45.00%	29.90%	17.90%	8.00%	1.20%	0.00%
70	100.00%	93.80%	83.60%	73.40%	63.20%	45.00%	29.90%	17.90%	8.00%	1.20%	0.00%
71	100.00%	93.90%	83.70%	73.50%	63.20%	45.10%	29.90%	17.90%	8.00%	1.20%	0.00%
72	100.00%	94.00%	83.80%	73.50%	63.30%	45.10%	30.00%	17.90%	8.00%	1.20%	0.00%
73	100.00%	94.10%	83.80%	73.60%	63.40%	45.10%	30.00%	17.90%	8.00%	1.20%	0.00%
74	100.00%	94.10%	83.90%	73.60%	63.40%	45.20%	30.00%	17.90%	8.00%	1.20%	0.00%
75	100.00%	94.30%	84.00%	73.70%	63.50%	45.20%	30.00%	18.00%	8.00%	1.20%	0.00%
76	100.00%	94.40%	84.10%	73.80%	63.60%	45.30%	30.10%	18.00%	8.00%	1.20%	0.00%
77	100.00%	94.50%	84.20%	73.90%	63.70%	45.30%	30.10%	18.00%	8.10%	1.20%	0.00%
78	100.00%	94.70%	84.40%	74.10%	63.80%	45.40%	30.20%	18.00%	8.10%	1.20%	0.00%
79	100.00%	94.70%	84.60%	74.20%	63.90%	45.50%	30.20%	18.10%	8.10%	1.20%	0.00%
80	100.00%	94.50%	84.70%	74.40%	64.00%	45.60%	30.30%	18.10%	8.10%	1.20%	0.00%
81	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Male Preferred Nontobacco

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	86.00%	68.60%	51.20%	33.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	86.20%	69.10%	51.90%	34.80%	15.00%	0.30%	0.00%	0.00%	0.00%	0.00%
22	100.00%	86.50%	69.60%	52.70%	35.80%	16.00%	1.30%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.80%	70.10%	53.40%	36.80%	17.10%	2.40%	0.00%	0.00%	0.00%	0.00%
24	100.00%	87.00%	70.60%	54.20%	37.80%	18.20%	3.50%	0.00%	0.00%	0.00%	0.00%
25	100.00%	87.20%	71.10%	54.90%	38.80%	19.30%	4.60%	0.00%	0.00%	0.00%	0.00%
26	100.00%	87.50%	71.60%	55.80%	39.90%	20.40%	5.60%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.80%	72.20%	56.60%	40.90%	21.50%	6.80%	0.00%	0.00%	0.00%	0.00%
28	100.00%	88.00%	72.70%	57.30%	42.00%	22.60%	7.90%	0.00%	0.00%	0.00%	0.00%
29	100.00%	88.30%	73.20%	58.20%	43.10%	23.80%	9.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	88.60%	73.80%	59.00%	44.30%	25.00%	10.20%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.90%	74.40%	59.90%	45.40%	26.30%	11.40%	1.00%	0.00%	0.00%	0.00%
32	100.00%	89.20%	75.00%	60.80%	46.50%	27.50%	12.60%	2.10%	0.00%	0.00%	0.00%
33	100.00%	89.50%	75.60%	61.70%	47.70%	28.70%	13.90%	3.20%	0.00%	0.00%	0.00%
34	100.00%	89.70%	76.10%	62.50%	48.80%	29.90%	15.10%	4.30%	0.00%	0.00%	0.00%
35	100.00%	90.10%	76.70%	63.40%	50.00%	31.10%	16.30%	5.40%	0.00%	0.00%	0.00%
36	100.00%	90.30%	77.20%	64.10%	51.00%	32.20%	17.40%	6.40%	0.00%	0.00%	0.00%
37	100.00%	90.60%	77.70%	64.90%	52.00%	33.30%	18.40%	7.40%	0.20%	0.00%	0.00%
38	100.00%	90.80%	78.20%	65.60%	53.10%	34.40%	19.50%	8.40%	0.90%	0.00%	0.00%
39	100.00%	91.10%	78.70%	66.40%	54.10%	35.50%	20.60%	9.40%	1.70%	0.00%	0.00%
40	100.00%	91.30%	79.20%	67.20%	55.10%	36.60%	21.70%	10.40%	2.40%	0.00%	0.00%
41	100.00%	91.60%	79.80%	68.00%	56.10%	37.70%	22.70%	11.40%	3.20%	0.00%	0.00%
42	100.00%	91.80%	80.20%	68.70%	57.10%	38.80%	23.80%	12.40%	3.90%	0.00%	0.00%
43	100.00%	92.00%	80.80%	69.50%	58.20%	39.80%	24.90%	13.30%	4.70%	0.10%	0.00%
44	100.00%	92.40%	81.30%	70.30%	59.30%	41.00%	26.00%	14.40%	5.40%	0.40%	0.00%
45	100.00%	92.60%	81.80%	71.00%	60.30%	42.10%	27.10%	15.40%	6.20%	0.60%	0.00%
46	100.00%	92.60%	81.80%	70.90%	60.10%	41.90%	26.90%	15.20%	6.00%	0.60%	0.00%
47	100.00%	92.50%	81.70%	70.80%	60.00%	41.70%	26.80%	15.00%	5.90%	0.60%	0.00%
48	100.00%	92.50%	81.60%	70.80%	59.90%	41.60%	26.60%	14.90%	5.80%	0.50%	0.00%
49	100.00%	92.50%	81.60%	70.70%	59.80%	41.60%	26.60%	14.90%	5.80%	0.50%	0.00%
50	100.00%	92.50%	81.60%	70.70%	59.80%	41.50%	26.60%	14.90%	5.80%	0.50%	0.00%
51	100.00%	92.50%	81.60%	70.70%	59.80%	41.60%	26.60%	14.90%	5.80%	0.50%	0.00%
52	100.00%	92.50%	81.70%	70.80%	59.90%	41.60%	26.60%	14.90%	5.80%	0.50%	0.00%
53	100.00%	92.60%	81.70%	70.90%	60.00%	41.70%	26.80%	15.00%	5.90%	0.50%	0.00%
54	100.00%	92.60%	81.80%	71.00%	60.10%	41.90%	26.90%	15.20%	6.00%	0.60%	0.00%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
55	100.00%	92.70%	81.90%	71.10%	60.40%	42.10%	27.10%	15.40%	6.20%	0.60%	0.00%
56	100.00%	92.90%	82.20%	71.60%	60.90%	42.70%	27.70%	15.90%	6.60%	0.80%	0.00%
57	100.00%	93.00%	82.50%	72.00%	61.50%	43.30%	28.30%	16.50%	7.00%	0.90%	0.00%
58	100.00%	93.20%	82.80%	72.50%	62.10%	44.00%	29.00%	17.10%	7.40%	1.00%	0.00%
59	100.00%	93.40%	83.20%	73.00%	62.80%	44.70%	29.70%	17.70%	7.90%	1.20%	0.00%
60	100.00%	93.60%	83.50%	73.50%	63.50%	45.40%	30.40%	18.30%	8.40%	1.40%	0.00%
61	100.00%	93.80%	83.90%	74.10%	64.20%	46.20%	31.10%	19.00%	8.90%	1.50%	0.00%
62	100.00%	94.00%	84.30%	74.60%	64.90%	47.00%	31.90%	19.70%	9.40%	1.70%	0.00%
63	100.00%	94.00%	84.30%	74.60%	64.90%	46.90%	31.80%	19.70%	9.40%	1.70%	0.00%
64	100.00%	93.70%	83.80%	73.90%	63.90%	45.90%	30.80%	18.80%	8.70%	1.50%	0.00%
65	100.00%	93.50%	83.30%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
66	100.00%	93.60%	83.40%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
67	100.00%	93.60%	83.40%	73.20%	63.00%	44.90%	29.80%	17.80%	8.00%	1.20%	0.00%
68	100.00%	93.70%	83.50%	73.30%	63.10%	44.90%	29.90%	17.80%	8.00%	1.20%	0.00%
69	100.00%	93.70%	83.60%	73.30%	63.10%	45.00%	29.90%	17.90%	8.00%	1.20%	0.00%
70	100.00%	93.80%	83.60%	73.40%	63.20%	45.00%	29.90%	17.90%	8.00%	1.20%	0.00%
71	100.00%	93.90%	83.70%	73.50%	63.20%	45.10%	29.90%	17.90%	8.00%	1.20%	0.00%
72	100.00%	94.00%	83.80%	73.50%	63.30%	45.10%	30.00%	17.90%	8.00%	1.20%	0.00%
73	100.00%	94.10%	83.80%	73.60%	63.40%	45.10%	30.00%	17.90%	8.00%	1.20%	0.00%
74	100.00%	94.10%	83.90%	73.60%	63.40%	45.20%	30.00%	17.90%	8.00%	1.20%	0.00%
75	100.00%	94.30%	84.00%	73.70%	63.50%	45.20%	30.00%	18.00%	8.00%	1.20%	0.00%
76	100.00%	94.40%	84.10%	73.80%	63.60%	45.30%	30.10%	18.00%	8.00%	1.20%	0.00%
77	100.00%	94.50%	84.20%	73.90%	63.70%	45.30%	30.10%	18.00%	8.10%	1.20%	0.00%
78	100.00%	94.70%	84.40%	74.10%	63.80%	45.40%	30.20%	18.00%	8.10%	1.20%	0.00%
79	100.00%	94.70%	84.60%	74.20%	63.90%	45.50%	30.20%	18.10%	8.10%	1.20%	0.00%
80	100.00%	94.50%	84.70%	74.40%	64.00%	45.60%	30.30%	18.10%	8.10%	1.20%	0.00%
81	100.00%	94.30%	84.90%	74.50%	64.20%	45.70%	30.40%	18.10%	8.10%	1.20%	0.00%
82	100.00%	94.20%	85.10%	74.70%	64.30%	45.80%	30.40%	18.20%	8.10%	1.20%	0.00%
83	100.00%	94.00%	85.20%	74.80%	64.40%	45.90%	30.50%	18.20%	8.20%	1.20%	0.00%
84	100.00%	94.00%	85.30%	74.90%	64.50%	45.90%	30.50%	18.20%	8.20%	1.30%	0.00%
85	100.00%	93.90%	85.40%	75.00%	64.60%	46.00%	30.60%	18.30%	8.20%	1.30%	0.00%

Male Standard Nontobacco

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.00%	81.40%	59.40%	37.40%	15.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	100.00%	81.50%	59.80%	37.90%	16.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	100.00%	81.80%	60.10%	38.50%	16.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	100.00%	82.00%	60.50%	39.10%	17.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	100.00%	82.20%	61.00%	39.70%	18.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	100.00%	82.40%	61.40%	40.40%	19.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	100.00%	82.60%	61.80%	41.00%	20.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	100.00%	82.80%	62.30%	41.60%	21.10%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%
8	100.00%	83.10%	62.70%	42.40%	22.00%	1.40%	0.00%	0.00%	0.00%	0.00%	0.00%
9	100.00%	83.30%	63.20%	43.10%	22.90%	2.40%	0.00%	0.00%	0.00%	0.00%	0.00%
10	100.00%	83.50%	63.70%	43.80%	23.90%	3.40%	0.00%	0.00%	0.00%	0.00%	0.00%
11	100.00%	83.80%	64.10%	44.50%	24.80%	4.40%	0.00%	0.00%	0.00%	0.00%	0.00%
12	100.00%	84.00%	64.70%	45.20%	25.90%	5.50%	0.00%	0.00%	0.00%	0.00%	0.00%
13	100.00%	84.30%	65.20%	46.00%	26.90%	6.50%	0.00%	0.00%	0.00%	0.00%	0.00%
14	100.00%	84.60%	65.70%	46.80%	27.90%	7.60%	0.00%	0.00%	0.00%	0.00%	0.00%
15	100.00%	84.90%	66.20%	47.60%	28.90%	8.80%	0.00%	0.00%	0.00%	0.00%	0.00%
16	100.00%	85.10%	66.70%	48.30%	29.90%	9.80%	0.00%	0.00%	0.00%	0.00%	0.00%
17	100.00%	85.30%	67.20%	49.00%	30.90%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	85.50%	67.70%	49.80%	31.90%	11.90%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	85.80%	68.10%	50.50%	32.80%	12.90%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	86.00%	68.60%	51.20%	33.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	86.20%	69.10%	51.90%	34.80%	15.00%	0.30%	0.00%	0.00%	0.00%	0.00%
22	100.00%	86.50%	69.60%	52.70%	35.80%	16.00%	1.30%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.80%	70.10%	53.40%	36.80%	17.10%	2.40%	0.00%	0.00%	0.00%	0.00%
24	100.00%	87.00%	70.60%	54.20%	37.80%	18.20%	3.50%	0.00%	0.00%	0.00%	0.00%
25	100.00%	87.20%	71.10%	54.90%	38.80%	19.30%	4.60%	0.00%	0.00%	0.00%	0.00%
26	100.00%	87.50%	71.60%	55.80%	39.90%	20.40%	5.60%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.80%	72.20%	56.60%	40.90%	21.50%	6.80%	0.00%	0.00%	0.00%	0.00%
28	100.00%	88.00%	72.70%	57.30%	42.00%	22.60%	7.90%	0.00%	0.00%	0.00%	0.00%
29	100.00%	88.30%	73.20%	58.20%	43.10%	23.80%	9.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	88.60%	73.80%	59.00%	44.30%	25.00%	10.20%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.90%	74.40%	59.90%	45.40%	26.30%	11.40%	1.00%	0.00%	0.00%	0.00%
32	100.00%	89.20%	75.00%	60.80%	46.50%	27.50%	12.60%	2.10%	0.00%	0.00%	0.00%
33	100.00%	89.50%	75.60%	61.70%	47.70%	28.70%	13.90%	3.20%	0.00%	0.00%	0.00%
34	100.00%	89.70%	76.10%	62.50%	48.80%	29.90%	15.10%	4.30%	0.00%	0.00%	0.00%
35	100.00%	90.10%	76.70%	63.40%	50.00%	31.10%	16.30%	5.40%	0.00%	0.00%	0.00%
36	100.00%	90.30%	77.20%	64.10%	51.00%	32.20%	17.40%	6.40%	0.00%	0.00%	0.00%
37	100.00%	90.60%	77.70%	64.90%	52.00%	33.30%	18.40%	7.40%	0.20%	0.00%	0.00%
38	100.00%	90.80%	78.20%	65.60%	53.10%	34.40%	19.50%	8.40%	0.90%	0.00%	0.00%
39	100.00%	91.10%	78.70%	66.40%	54.10%	35.50%	20.60%	9.40%	1.70%	0.00%	0.00%
40	100.00%	91.30%	79.20%	67.20%	55.10%	36.60%	21.70%	10.40%	2.40%	0.00%	0.00%
41	100.00%	91.60%	79.80%	68.00%	56.10%	37.70%	22.70%	11.40%	3.20%	0.00%	0.00%
42	100.00%	91.80%	80.20%	68.70%	57.10%	38.80%	23.80%	12.40%	3.90%	0.00%	0.00%
43	100.00%	92.00%	80.80%	69.50%	58.20%	39.80%	24.90%	13.30%	4.70%	0.10%	0.00%
44	100.00%	92.40%	81.30%	70.30%	59.30%	41.00%	26.00%	14.40%	5.40%	0.40%	0.00%
45	100.00%	92.60%	81.80%	71.00%	60.30%	42.10%	27.10%	15.40%	6.20%	0.60%	0.00%
46	100.00%	92.40%	81.50%	70.60%	59.60%	41.40%	26.40%	14.70%	5.70%	0.50%	0.00%
47	100.00%	92.30%	81.20%	70.10%	58.90%	40.60%	25.70%	14.00%	5.20%	0.30%	0.00%
48	100.00%	92.10%	80.80%	69.50%	58.30%	40.00%	25.00%	13.40%	4.70%	0.20%	0.00%
49	100.00%	92.00%	80.60%	69.10%	57.70%	39.30%	24.40%	12.80%	4.30%	0.00%	0.00%
50	100.00%	91.90%	80.30%	68.70%	57.20%	38.70%	23.80%	12.30%	3.90%	0.00%	0.00%
51	100.00%	91.70%	80.00%	68.30%	56.60%	38.20%	23.20%	11.80%	3.50%	0.00%	0.00%
52	100.00%	91.60%	79.80%	68.00%	56.10%	37.60%	22.70%	11.30%	3.10%	0.00%	0.00%
53	100.00%	91.50%	79.60%	67.60%	55.70%	37.20%	22.30%	10.90%	2.80%	0.00%	0.00%
54	100.00%	91.40%	79.40%	67.30%	55.30%	36.70%	21.80%	10.50%	2.50%	0.00%	0.00%
55	100.00%	91.40%	79.20%	67.10%	55.00%	36.40%	21.50%	10.20%	2.30%	0.00%	0.00%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	91.60%	79.70%	67.80%	55.90%	37.40%	22.40%	11.10%	2.90%	0.00%	0.00%
57	100.00%	91.80%	80.20%	68.50%	56.80%	38.40%	23.40%	12.00%	3.60%	0.00%	0.00%
58	100.00%	92.10%	80.70%	69.20%	57.80%	39.40%	24.40%	12.90%	4.30%	0.00%	0.00%
59	100.00%	92.40%	81.20%	70.00%	58.80%	40.50%	25.50%	13.80%	5.00%	0.30%	0.00%
60	100.00%	92.70%	81.70%	70.80%	59.80%	41.50%	26.50%	14.80%	5.70%	0.50%	0.00%
61	100.00%	92.90%	82.30%	71.60%	60.90%	42.60%	27.60%	15.80%	6.50%	0.70%	0.00%
62	100.00%	93.20%	82.80%	72.40%	61.90%	43.80%	28.70%	16.80%	7.20%	1.00%	0.00%
63	100.00%	93.30%	82.90%	72.50%	62.10%	44.00%	28.90%	17.00%	7.40%	1.00%	0.00%
64	100.00%	93.10%	82.50%	71.90%	61.40%	43.10%	28.10%	16.30%	6.80%	0.80%	0.00%
65	100.00%	92.90%	82.10%	71.40%	60.60%	42.30%	27.30%	15.50%	6.20%	0.70%	0.00%
66	100.00%	93.00%	82.20%	71.40%	60.60%	42.30%	27.30%	15.50%	6.30%	0.70%	0.00%
67	100.00%	93.00%	82.20%	71.40%	60.60%	42.40%	27.30%	15.50%	6.30%	0.70%	0.00%
68	100.00%	93.10%	82.30%	71.50%	60.70%	42.40%	27.30%	15.50%	6.30%	0.70%	0.00%
69	100.00%	93.20%	82.30%	71.50%	60.70%	42.40%	27.40%	15.50%	6.30%	0.70%	0.00%
70	100.00%	93.20%	82.40%	71.60%	60.80%	42.50%	27.40%	15.60%	6.30%	0.70%	0.00%
71	100.00%	93.30%	82.50%	71.70%	60.80%	42.50%	27.40%	15.60%	6.30%	0.70%	0.00%
72	100.00%	93.40%	82.60%	71.70%	60.90%	42.50%	27.40%	15.60%	6.30%	0.70%	0.00%
73	100.00%	93.50%	82.60%	71.80%	60.90%	42.60%	27.50%	15.60%	6.30%	0.70%	0.00%
74	100.00%	93.60%	82.70%	71.80%	61.00%	42.60%	27.50%	15.60%	6.30%	0.70%	0.00%
75	100.00%	93.70%	82.80%	71.90%	61.10%	42.70%	27.50%	15.60%	6.30%	0.70%	0.00%
76	100.00%	93.80%	82.90%	72.00%	61.10%	42.70%	27.50%	15.70%	6.30%	0.70%	0.00%
77	100.00%	93.90%	83.00%	72.10%	61.20%	42.80%	27.60%	15.70%	6.30%	0.70%	0.00%
78	100.00%	94.10%	83.20%	72.30%	61.30%	42.90%	27.60%	15.70%	6.30%	0.70%	0.00%
79	100.00%	94.30%	83.30%	72.40%	61.50%	42.90%	27.70%	15.70%	6.30%	0.70%	0.00%
80	100.00%	94.50%	83.50%	72.50%	61.60%	43.00%	27.70%	15.80%	6.40%	0.70%	0.00%
81	100.00%	94.30%	83.70%	72.70%	61.70%	43.10%	27.80%	15.80%	6.40%	0.70%	0.00%
82	100.00%	94.20%	83.90%	72.90%	61.80%	43.20%	27.90%	15.80%	6.40%	0.70%	0.00%
83	100.00%	94.00%	84.00%	73.00%	62.00%	43.30%	27.90%	15.90%	6.40%	0.70%	0.00%
84	100.00%	94.00%	84.10%	73.10%	62.00%	43.30%	28.00%	15.90%	6.40%	0.70%	0.00%
85	100.00%	93.90%	84.20%	73.20%	62.10%	43.40%	28.00%	15.90%	6.40%	0.70%	0.00%

Male Preferred Tobacco

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	73.60%	43.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	74.00%	44.60%	15.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	74.40%	45.50%	16.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	74.90%	46.30%	17.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	75.30%	47.20%	19.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	75.80%	48.10%	20.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	76.20%	49.00%	21.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	76.60%	49.90%	23.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	77.10%	50.80%	24.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	77.60%	51.80%	25.90%	0.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	78.10%	52.80%	27.40%	2.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	78.60%	53.70%	28.90%	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	79.00%	54.70%	30.30%	6.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	79.60%	55.70%	31.80%	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	80.10%	56.70%	33.30%	10.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	80.50%	57.60%	34.80%	11.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	80.10%	56.70%	33.40%	10.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	79.60%	55.80%	32.00%	8.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	79.10%	54.80%	30.50%	6.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	78.60%	53.90%	29.10%	4.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	78.20%	53.00%	27.70%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	77.70%	52.00%	26.30%	0.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	77.20%	51.10%	24.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	76.80%	50.20%	23.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	76.30%	49.30%	22.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	75.90%	48.40%	21.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	76.20%	49.00%	21.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	76.60%	49.70%	22.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	76.90%	50.40%	23.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	77.30%	51.10%	25.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	77.70%	51.90%	26.20%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	78.10%	52.70%	27.40%	2.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
52	100.00%	78.50%	53.60%	28.70%	3.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	79.00%	54.50%	30.00%	5.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	79.40%	55.40%	31.40%	7.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	79.90%	56.30%	32.80%	9.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	80.70%	57.90%	35.10%	12.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	81.50%	59.40%	37.30%	15.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	82.20%	60.90%	39.60%	18.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	83.00%	62.40%	41.80%	21.30%	0.60%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	83.80%	63.90%	44.10%	24.20%	3.70%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	84.50%	65.40%	46.30%	27.20%	6.80%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	85.20%	66.90%	48.50%	30.10%	9.90%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	85.60%	67.50%	49.50%	31.40%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%
64	100.00%	85.50%	67.40%	49.20%	31.10%	11.00%	0.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	85.50%	67.20%	49.00%	30.70%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
66	100.00%	85.50%	67.20%	49.00%	30.70%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
67	100.00%	85.60%	67.30%	49.00%	30.80%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
68	100.00%	85.60%	67.30%	49.10%	30.80%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
69	100.00%	85.70%	67.40%	49.10%	30.80%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
70	100.00%	85.70%	67.40%	49.10%	30.80%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
71	100.00%	85.80%	67.50%	49.20%	30.90%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
72	100.00%	85.90%	67.60%	49.20%	30.90%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%
73	100.00%	86.00%	67.60%	49.30%	30.90%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
74	100.00%	86.00%	67.70%	49.30%	30.90%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
75	100.00%	86.10%	67.80%	49.40%	31.00%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
76	100.00%	86.30%	67.80%	49.40%	31.00%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
77	100.00%	86.40%	67.90%	49.50%	31.10%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
78	100.00%	86.50%	68.10%	49.60%	31.10%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
79	100.00%	86.70%	68.20%	49.70%	31.20%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%
80	100.00%	86.90%	68.30%	49.80%	31.20%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
81	100.00%	87.10%	68.50%	49.90%	31.30%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
82	100.00%	87.30%	68.60%	50.00%	31.40%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
83	100.00%	87.40%	68.70%	50.10%	31.40%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
84	100.00%	87.50%	68.80%	50.20%	31.50%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%
85	100.00%	87.60%	68.90%	50.20%	31.50%	10.90%	0.00%	0.00%	0.00%	0.00%	0.00%

Male Standard Tobacco

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	72.80%	42.20%	11.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	73.20%	43.00%	12.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	73.60%	43.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	73.50%	43.70%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	73.50%	43.70%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	73.50%	43.60%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	73.50%	43.60%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	73.50%	43.60%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	73.50%	43.50%	13.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	73.40%	43.50%	13.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	73.40%	43.50%	13.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	73.50%	43.50%	13.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	73.50%	43.60%	13.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	73.50%	43.70%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	73.60%	43.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	73.70%	44.00%	14.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	73.80%	44.20%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	73.90%	44.40%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	73.60%	43.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	73.30%	43.20%	13.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	73.00%	42.60%	12.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	72.70%	42.10%	11.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	72.50%	41.60%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	72.20%	41.10%	10.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	72.00%	40.60%	9.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	71.80%	40.20%	8.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	71.60%	39.80%	8.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	71.40%	39.50%	7.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	71.60%	39.90%	8.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	71.90%	40.40%	8.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	72.10%	40.90%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	72.40%	41.40%	10.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	72.70%	42.00%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	73.10%	42.70%	12.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
52	100.00%	73.40%	43.40%	13.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	73.80%	44.20%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	74.20%	45.00%	15.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	74.70%	45.90%	17.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	75.60%	47.70%	19.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	76.60%	49.60%	22.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	77.50%	51.40%	25.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	78.40%	53.30%	28.10%	3.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	79.30%	55.10%	30.80%	6.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	80.30%	56.90%	33.50%	10.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	81.20%	58.70%	36.20%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	81.60%	59.50%	37.40%	15.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
64	100.00%	81.50%	59.30%	37.10%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	81.40%	59.10%	36.80%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
66	100.00%	81.40%	59.10%	36.80%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
67	100.00%	81.50%	59.20%	36.90%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
68	100.00%	81.60%	59.20%	36.90%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
69	100.00%	81.60%	59.30%	36.90%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
70	100.00%	81.70%	59.30%	36.90%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
71	100.00%	81.80%	59.30%	37.00%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
72	100.00%	81.80%	59.40%	37.00%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
73	100.00%	81.90%	59.40%	37.00%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
74	100.00%	82.00%	59.50%	37.10%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
75	100.00%	82.10%	59.60%	37.10%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
76	100.00%	82.20%	59.60%	37.20%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
77	100.00%	82.30%	59.70%	37.20%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
78	100.00%	82.40%	59.80%	37.30%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
79	100.00%	82.60%	60.00%	37.30%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
80	100.00%	82.80%	60.10%	37.40%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
81	100.00%	82.90%	60.20%	37.50%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	100.00%	83.10%	60.30%	37.60%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	100.00%	83.30%	60.40%	37.60%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	100.00%	83.40%	60.50%	37.70%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	100.00%	83.50%	60.60%	37.70%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Female Super Preferred

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	86.30%	69.20%	52.10%	35.00%	15.20%	0.60%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	86.50%	69.70%	52.90%	36.00%	16.20%	1.60%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	86.80%	70.20%	53.60%	36.90%	17.30%	2.60%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	87.00%	70.70%	54.30%	37.90%	18.30%	3.60%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	87.30%	71.20%	55.00%	38.90%	19.30%	4.60%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	87.60%	71.70%	55.80%	39.90%	20.40%	5.70%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	87.80%	72.20%	56.50%	40.90%	21.50%	6.70%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	88.00%	72.60%	57.30%	41.90%	22.60%	7.80%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	88.30%	73.20%	58.10%	43.00%	23.70%	8.90%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	88.60%	73.70%	58.90%	44.00%	24.80%	10.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	88.90%	74.30%	59.70%	45.10%	25.90%	11.10%	0.70%	0.00%	0.00%	0.00%	0.00%
31	100.00%	89.10%	74.80%	60.50%	46.20%	27.10%	12.30%	1.80%	0.00%	0.00%	0.00%	0.00%
32	100.00%	89.40%	75.40%	61.30%	47.30%	28.30%	13.40%	2.80%	0.00%	0.00%	0.00%	0.00%
33	100.00%	89.70%	75.90%	62.20%	48.40%	29.40%	14.60%	3.90%	0.00%	0.00%	0.00%	0.00%
34	100.00%	90.00%	76.50%	63.00%	49.50%	30.60%	15.80%	5.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	90.20%	77.00%	63.80%	50.60%	31.80%	16.90%	6.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	90.40%	77.40%	64.40%	51.40%	32.60%	17.70%	6.80%	0.00%	0.00%	0.00%	0.00%
37	100.00%	90.60%	77.80%	64.90%	52.10%	33.40%	18.50%	7.50%	0.30%	0.00%	0.00%	0.00%
38	100.00%	90.70%	78.10%	65.50%	52.90%	34.20%	19.30%	8.20%	0.80%	0.00%	0.00%	0.00%
39	100.00%	91.00%	78.60%	66.10%	53.70%	35.10%	20.20%	9.00%	1.40%	0.00%	0.00%	0.00%
40	100.00%	91.20%	79.00%	66.70%	54.50%	35.90%	21.00%	9.80%	2.00%	0.00%	0.00%	0.00%
41	100.00%	91.40%	79.40%	67.30%	55.30%	36.80%	21.90%	10.60%	2.60%	0.00%	0.00%	0.00%
42	100.00%	91.60%	79.80%	68.00%	56.10%	37.70%	22.80%	11.40%	3.20%	0.00%	0.00%	0.00%
43	100.00%	91.80%	80.20%	68.60%	57.00%	38.60%	23.70%	12.20%	3.80%	0.00%	0.00%	0.00%
44	100.00%	92.10%	80.70%	69.30%	57.90%	39.50%	24.60%	13.10%	4.40%	0.10%	0.00%	0.00%
45	100.00%	92.30%	81.10%	70.00%	58.80%	40.50%	25.50%	13.90%	5.10%	0.30%	0.00%	0.00%
46	100.00%	92.30%	81.10%	69.90%	58.70%	40.40%	25.50%	13.80%	5.00%	0.30%	0.00%	0.00%
47	100.00%	92.30%	81.10%	69.90%	58.70%	40.40%	25.40%	13.80%	5.00%	0.20%	0.00%	0.00%
48	100.00%	92.20%	81.00%	69.90%	58.70%	40.40%	25.40%	13.80%	5.00%	0.20%	0.00%	0.00%
49	100.00%	92.30%	81.10%	69.90%	58.70%	40.40%	25.40%	13.80%	5.00%	0.20%	0.00%	0.00%
50	100.00%	92.30%	81.10%	70.00%	58.80%	40.50%	25.50%	13.90%	5.00%	0.30%	0.00%	0.00%
51	100.00%	92.30%	81.20%	70.00%	58.90%	40.60%	25.60%	14.00%	5.10%	0.30%	0.00%	0.00%
52	100.00%	92.40%	81.20%	70.10%	59.00%	40.70%	25.70%	14.10%	5.20%	0.30%	0.00%	0.00%
53	100.00%	92.40%	81.30%	70.30%	59.20%	40.90%	25.90%	14.30%	5.30%	0.40%	0.00%	0.00%
54	100.00%	92.50%	81.40%	70.40%	59.40%	41.10%	26.10%	14.50%	5.50%	0.40%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
55	100.00%	92.50%	81.60%	70.60%	59.60%	41.30%	26.40%	14.70%	5.60%	0.50%	0.00%	0.00%
56	100.00%	92.80%	82.00%	71.30%	60.50%	42.30%	27.30%	15.50%	6.30%	0.70%	0.00%	0.00%
57	100.00%	93.00%	82.50%	72.00%	61.50%	43.30%	28.30%	16.40%	6.90%	0.90%	0.00%	0.00%
58	100.00%	93.20%	83.00%	72.70%	62.40%	44.30%	29.20%	17.30%	7.60%	1.10%	0.00%	0.00%
59	100.00%	93.50%	83.40%	73.40%	63.40%	45.30%	30.30%	18.20%	8.30%	1.30%	0.00%	0.00%
60	100.00%	93.70%	83.90%	74.10%	64.30%	46.30%	31.30%	19.20%	9.00%	1.60%	0.00%	0.00%
61	100.00%	94.00%	84.50%	74.90%	65.30%	47.40%	32.30%	20.10%	9.70%	1.80%	0.00%	0.00%
62	100.00%	94.30%	85.00%	75.60%	66.30%	48.40%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
63	100.00%	94.50%	85.50%	76.40%	67.30%	49.50%	34.40%	22.00%	11.10%	2.30%	0.00%	0.00%
64	100.00%	94.80%	86.00%	77.20%	68.30%	50.60%	35.50%	23.00%	11.90%	2.50%	0.00%	0.00%
65	100.00%	95.00%	86.30%	77.50%	68.90%	51.10%	36.00%	23.50%	12.20%	2.60%	0.00%	0.00%
66	100.00%	95.00%	86.30%	77.60%	68.90%	51.10%	36.00%	23.50%	12.20%	2.60%	0.00%	0.00%
67	100.00%	95.00%	86.30%	77.60%	68.90%	51.10%	36.00%	23.50%	12.20%	2.60%	0.00%	0.00%
68	100.00%	95.00%	86.30%	77.60%	68.90%	51.20%	36.00%	23.50%	12.20%	2.60%	0.00%	0.00%
69	100.00%	95.10%	86.40%	77.70%	69.00%	51.20%	36.00%	23.50%	12.20%	2.60%	0.00%	0.00%
70	100.00%	95.10%	86.40%	77.70%	69.00%	51.20%	36.10%	23.50%	12.20%	2.60%	0.00%	0.00%
71	100.00%	95.20%	86.50%	77.70%	69.00%	51.20%	36.10%	23.50%	12.20%	2.60%	0.00%	0.00%
72	100.00%	95.30%	86.50%	77.80%	69.10%	51.30%	36.10%	23.60%	12.30%	2.60%	0.00%	0.00%
73	100.00%	95.30%	86.60%	77.90%	69.10%	51.30%	36.10%	23.60%	12.30%	2.60%	0.00%	0.00%
74	100.00%	95.40%	86.70%	77.90%	69.20%	51.40%	36.20%	23.60%	12.30%	2.60%	0.00%	0.00%
75	100.00%	95.50%	86.80%	78.00%	69.30%	51.40%	36.20%	23.60%	12.30%	2.60%	0.00%	0.00%
76	100.00%	95.40%	86.90%	78.10%	69.40%	51.50%	36.30%	23.70%	12.30%	2.60%	0.00%	0.00%
77	100.00%	95.30%	87.10%	78.30%	69.50%	51.60%	36.30%	23.70%	12.30%	2.60%	0.00%	0.00%
78	100.00%	95.10%	87.20%	78.40%	69.60%	51.70%	36.40%	23.70%	12.30%	2.60%	0.00%	0.00%
79	100.00%	95.00%	87.30%	78.50%	69.70%	51.70%	36.40%	23.80%	12.40%	2.60%	0.00%	0.00%
80	100.00%	94.80%	87.50%	78.70%	69.80%	51.80%	36.50%	23.80%	12.40%	2.70%	0.00%	0.00%
81	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Female Preferred Nontobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	85.20%	67.00%	48.80%	30.60%	10.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	85.40%	67.50%	49.50%	31.60%	11.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	85.70%	68.00%	50.30%	32.60%	12.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.00%	68.50%	51.10%	33.60%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	86.30%	69.10%	51.90%	34.70%	14.90%	0.20%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	86.50%	69.60%	52.70%	35.80%	16.10%	1.40%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	86.80%	70.10%	53.50%	36.80%	17.20%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.00%	70.70%	54.30%	38.00%	18.40%	3.70%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	87.30%	71.20%	55.10%	39.10%	19.50%	4.80%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	87.70%	71.80%	56.00%	40.20%	20.70%	6.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	87.90%	72.40%	56.90%	41.40%	22.00%	7.20%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.20%	72.90%	57.70%	42.50%	23.20%	8.40%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	88.40%	73.50%	58.60%	43.60%	24.40%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	88.80%	74.10%	59.50%	44.80%	25.60%	10.90%	0.50%	0.00%	0.00%	0.00%	0.00%
34	100.00%	89.10%	74.70%	60.40%	46.00%	26.90%	12.10%	1.60%	0.00%	0.00%	0.00%	0.00%
35	100.00%	89.30%	75.30%	61.20%	47.20%	28.10%	13.30%	2.70%	0.00%	0.00%	0.00%	0.00%
36	100.00%	89.60%	75.80%	62.00%	48.10%	29.10%	14.30%	3.60%	0.00%	0.00%	0.00%	0.00%
37	100.00%	89.80%	76.30%	62.70%	49.00%	30.10%	15.30%	4.50%	0.00%	0.00%	0.00%	0.00%
38	100.00%	90.10%	76.70%	63.30%	50.00%	31.20%	16.30%	5.40%	0.00%	0.00%	0.00%	0.00%
39	100.00%	90.30%	77.20%	64.10%	50.90%	32.10%	17.30%	6.40%	0.00%	0.00%	0.00%	0.00%
40	100.00%	90.50%	77.70%	64.80%	51.90%	33.20%	18.30%	7.30%	0.10%	0.00%	0.00%	0.00%
41	100.00%	90.80%	78.20%	65.50%	52.90%	34.20%	19.40%	8.20%	0.80%	0.00%	0.00%	0.00%
42	100.00%	91.00%	78.70%	66.30%	53.90%	35.30%	20.40%	9.20%	1.60%	0.00%	0.00%	0.00%
43	100.00%	91.30%	79.20%	67.10%	55.00%	36.40%	21.50%	10.20%	2.30%	0.00%	0.00%	0.00%
44	100.00%	91.60%	79.70%	67.80%	56.00%	37.50%	22.60%	11.20%	3.00%	0.00%	0.00%	0.00%
45	100.00%	91.80%	80.20%	68.60%	57.00%	38.60%	23.60%	12.20%	3.80%	0.00%	0.00%	0.00%
46	100.00%	91.80%	80.10%	68.50%	56.80%	38.40%	23.40%	12.00%	3.60%	0.00%	0.00%	0.00%
47	100.00%	91.80%	80.10%	68.30%	56.70%	38.20%	23.30%	11.90%	3.50%	0.00%	0.00%	0.00%
48	100.00%	91.70%	80.00%	68.20%	56.50%	38.10%	23.10%	11.70%	3.40%	0.00%	0.00%	0.00%
49	100.00%	91.70%	80.00%	68.20%	56.40%	38.00%	23.00%	11.60%	3.40%	0.00%	0.00%	0.00%
50	100.00%	91.70%	80.00%	68.20%	56.40%	37.90%	23.00%	11.60%	3.30%	0.00%	0.00%	0.00%
51	100.00%	91.70%	79.90%	68.10%	56.40%	37.90%	23.00%	11.60%	3.30%	0.00%	0.00%	0.00%
52	100.00%	91.70%	79.90%	68.20%	56.40%	37.90%	23.00%	11.60%	3.30%	0.00%	0.00%	0.00%
53	100.00%	91.70%	80.00%	68.20%	56.40%	38.00%	23.00%	11.60%	3.40%	0.00%	0.00%	0.00%
54	100.00%	91.70%	80.00%	68.30%	56.60%	38.10%	23.20%	11.70%	3.40%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
55	100.00%	91.80%	80.10%	68.40%	56.70%	38.20%	23.30%	11.90%	3.50%	0.00%	0.00%	0.00%
56	100.00%	92.10%	80.60%	69.20%	57.70%	39.40%	24.40%	12.90%	4.30%	0.00%	0.00%	0.00%
57	100.00%	92.30%	81.10%	70.00%	58.80%	40.40%	25.50%	13.80%	5.00%	0.30%	0.00%	0.00%
58	100.00%	92.60%	81.70%	70.80%	59.80%	41.60%	26.60%	14.90%	5.80%	0.50%	0.00%	0.00%
59	100.00%	92.90%	82.20%	71.60%	60.90%	42.70%	27.70%	15.90%	6.50%	0.80%	0.00%	0.00%
60	100.00%	93.20%	82.80%	72.40%	62.00%	43.90%	28.80%	16.90%	7.30%	1.00%	0.00%	0.00%
61	100.00%	93.50%	83.30%	73.20%	63.10%	45.00%	30.00%	18.00%	8.10%	1.30%	0.00%	0.00%
62	100.00%	93.80%	83.90%	74.10%	64.20%	46.20%	31.20%	19.10%	8.90%	1.50%	0.00%	0.00%
63	100.00%	94.00%	84.50%	74.90%	65.30%	47.40%	32.30%	20.10%	9.70%	1.80%	0.00%	0.00%
64	100.00%	94.30%	85.00%	75.80%	66.50%	48.60%	33.50%	21.20%	10.50%	2.10%	0.00%	0.00%
65	100.00%	94.50%	85.40%	76.20%	67.00%	49.20%	34.10%	21.70%	10.90%	2.20%	0.00%	0.00%
66	100.00%	94.50%	85.40%	76.20%	67.10%	49.20%	34.10%	21.70%	10.90%	2.20%	0.00%	0.00%
67	100.00%	94.60%	85.40%	76.20%	67.10%	49.20%	34.10%	21.80%	10.90%	2.20%	0.00%	0.00%
68	100.00%	94.60%	85.40%	76.30%	67.10%	49.20%	34.10%	21.80%	10.90%	2.20%	0.00%	0.00%
69	100.00%	94.70%	85.50%	76.30%	67.10%	49.30%	34.20%	21.80%	10.90%	2.20%	0.00%	0.00%
70	100.00%	94.70%	85.50%	76.30%	67.20%	49.30%	34.20%	21.80%	10.90%	2.20%	0.00%	0.00%
71	100.00%	94.80%	85.60%	76.40%	67.20%	49.30%	34.20%	21.80%	10.90%	2.20%	0.00%	0.00%
72	100.00%	94.80%	85.60%	76.40%	67.30%	49.40%	34.20%	21.80%	11.00%	2.20%	0.00%	0.00%
73	100.00%	94.90%	85.70%	76.50%	67.30%	49.40%	34.30%	21.80%	11.00%	2.20%	0.00%	0.00%
74	100.00%	95.00%	85.80%	76.60%	67.40%	49.50%	34.30%	21.90%	11.00%	2.20%	0.00%	0.00%
75	100.00%	95.10%	85.90%	76.70%	67.50%	49.50%	34.30%	21.90%	11.00%	2.20%	0.00%	0.00%
76	100.00%	95.20%	86.00%	76.80%	67.60%	49.60%	34.40%	21.90%	11.00%	2.20%	0.00%	0.00%
77	100.00%	95.30%	86.20%	76.90%	67.70%	49.70%	34.40%	21.90%	11.00%	2.20%	0.00%	0.00%
78	100.00%	95.10%	86.30%	77.00%	67.80%	49.70%	34.50%	22.00%	11.00%	2.20%	0.00%	0.00%
79	100.00%	95.00%	86.40%	77.10%	67.90%	49.80%	34.50%	22.00%	11.10%	2.20%	0.00%	0.00%
80	100.00%	94.80%	86.60%	77.30%	68.00%	49.90%	34.60%	22.10%	11.10%	2.20%	0.00%	0.00%
81	100.00%	94.70%	86.70%	77.40%	68.10%	50.00%	34.60%	22.10%	11.10%	2.20%	0.00%	0.00%
82	100.00%	94.50%	86.90%	77.50%	68.20%	50.10%	34.70%	22.10%	11.10%	2.20%	0.00%	0.00%
83	100.00%	94.40%	87.00%	77.60%	68.30%	50.10%	34.80%	22.20%	11.10%	2.20%	0.00%	0.00%
84	100.00%	94.30%	87.10%	77.80%	68.40%	50.20%	34.80%	22.20%	11.10%	2.20%	0.00%	0.00%
85	100.00%	94.20%	87.20%	77.80%	68.50%	50.30%	34.80%	22.20%	11.20%	2.20%	0.00%	0.00%

Female Standard Nontobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	100.00%	81.00%	58.70%	36.30%	13.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	100.00%	81.20%	58.90%	36.70%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	100.00%	81.30%	59.20%	37.20%	15.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	100.00%	81.50%	59.60%	37.70%	15.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	100.00%	81.70%	60.00%	38.30%	16.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	100.00%	81.90%	60.40%	38.90%	17.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	100.00%	82.10%	60.70%	39.40%	18.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	100.00%	82.30%	61.20%	40.00%	18.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	100.00%	82.50%	61.60%	40.60%	19.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	100.00%	82.70%	62.00%	41.30%	20.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	100.00%	82.90%	62.40%	41.80%	21.30%	0.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	100.00%	83.20%	62.90%	42.50%	22.20%	1.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	100.00%	83.40%	63.30%	43.20%	23.10%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	100.00%	83.50%	63.70%	43.80%	24.00%	3.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	100.00%	83.90%	64.20%	44.50%	24.90%	4.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	100.00%	84.10%	64.60%	45.20%	25.80%	5.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	100.00%	84.30%	65.10%	46.00%	26.80%	6.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	100.00%	84.50%	65.60%	46.70%	27.70%	7.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	84.70%	66.00%	47.40%	28.70%	8.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	85.00%	66.50%	48.10%	29.60%	9.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	85.20%	67.00%	48.80%	30.60%	10.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	85.40%	67.50%	49.50%	31.60%	11.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	85.70%	68.00%	50.30%	32.60%	12.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.00%	68.50%	51.10%	33.60%	13.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	86.30%	69.10%	51.90%	34.70%	14.90%	0.20%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	86.50%	69.60%	52.70%	35.80%	16.10%	1.40%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	86.80%	70.10%	53.50%	36.80%	17.20%	2.50%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.00%	70.70%	54.30%	38.00%	18.40%	3.70%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	87.30%	71.20%	55.10%	39.10%	19.50%	4.80%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	87.70%	71.80%	56.00%	40.20%	20.70%	6.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	87.90%	72.40%	56.90%	41.40%	22.00%	7.20%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.20%	72.90%	57.70%	42.50%	23.20%	8.40%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	88.40%	73.50%	58.60%	43.60%	24.40%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	88.80%	74.10%	59.50%	44.80%	25.60%	10.90%	0.50%	0.00%	0.00%	0.00%	0.00%
34	100.00%	89.10%	74.70%	60.40%	46.00%	26.90%	12.10%	1.60%	0.00%	0.00%	0.00%	0.00%
35	100.00%	89.30%	75.30%	61.20%	47.20%	28.10%	13.30%	2.70%	0.00%	0.00%	0.00%	0.00%
36	100.00%	89.60%	75.80%	62.00%	48.10%	29.10%	14.30%	3.60%	0.00%	0.00%	0.00%	0.00%
37	100.00%	89.80%	76.30%	62.70%	49.00%	30.10%	15.30%	4.50%	0.00%	0.00%	0.00%	0.00%
38	100.00%	90.10%	76.70%	63.30%	50.00%	31.20%	16.30%	5.40%	0.00%	0.00%	0.00%	0.00%
39	100.00%	90.30%	77.20%	64.10%	50.90%	32.10%	17.30%	6.40%	0.00%	0.00%	0.00%	0.00%
40	100.00%	90.50%	77.70%	64.80%	51.90%	33.20%	18.30%	7.30%	0.10%	0.00%	0.00%	0.00%
41	100.00%	90.80%	78.20%	65.50%	52.90%	34.20%	19.40%	8.20%	0.80%	0.00%	0.00%	0.00%
42	100.00%	91.00%	78.70%	66.30%	53.90%	35.30%	20.40%	9.20%	1.60%	0.00%	0.00%	0.00%
43	100.00%	91.30%	79.20%	67.10%	55.00%	36.40%	21.50%	10.20%	2.30%	0.00%	0.00%	0.00%
44	100.00%	91.60%	79.70%	67.80%	56.00%	37.50%	22.60%	11.20%	3.00%	0.00%	0.00%	0.00%
45	100.00%	91.80%	80.20%	68.60%	57.00%	38.60%	23.60%	12.20%	3.80%	0.00%	0.00%	0.00%
46	100.00%	91.70%	79.90%	68.00%	56.30%	37.80%	22.90%	11.50%	3.20%	0.00%	0.00%	0.00%
47	100.00%	91.50%	79.50%	67.50%	55.60%	37.00%	22.10%	10.80%	2.70%	0.00%	0.00%	0.00%
48	100.00%	91.30%	79.10%	67.00%	54.80%	36.30%	21.40%	10.10%	2.20%	0.00%	0.00%	0.00%
49	100.00%	91.10%	78.80%	66.50%	54.20%	35.60%	20.70%	9.50%	1.70%	0.00%	0.00%	0.00%
50	100.00%	91.00%	78.50%	66.00%	53.50%	34.90%	20.00%	8.80%	1.30%	0.00%	0..00%	0.00%
51	100.00%	90.80%	78.20%	65.60%	52.90%	34.20%	19.30%	8.20%	0.80%	0.00%	0.00%	0.00%
52	100.00%	90.70%	77.90%	65.10%	52.30%	33.60%	18.70%	7.70%	0.40%	0.00%	0.00%	0.00%
53	100.00%	90.60%	77.70%	64.70%	51.80%	33.00%	18.20%	7.20%	0.00%	0.00%	0.00%	0.00%
54	100.00%	90.50%	77.40%	64.40%	51.30%	32.50%	17.60%	6.70%	0.00%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
55	100.00%	90.30%	77.20%	64.00%	50.80%	32.00%	17.20%	6.20%	0.00%	0.00%	0.00%	0.00%
56	100.00%	90.80%	78.00%	65.30%	52.50%	33.80%	18.90%	7.80%	0.50%	0.00%	0.00%	0.00%
57	100.00%	91.20%	78.80%	66.50%	54.20%	35.50%	20.60%	9.40%	1.70%	0.00%	0.00%	0.00%
58	100.00%	91.60%	79.70%	67.70%	55.80%	37.30%	22.40%	11.00%	2.90%	0.00%	0.00%	0.00%
59	100.00%	92.00%	80.50%	69.00%	57.40%	39.00%	24.10%	12.60%	4.10%	0.00%	0.00%	0.00%
60	100.00%	92.40%	81.30%	70.20%	59.10%	40.80%	25.80%	14.10%	5.20%	0.30%	0.00%	0.00%
61	100.00%	92.80%	82.10%	71.40%	60.70%	42.50%	27.40%	15.70%	6.40%	0.70%	0.00%	0.00%
62	100.00%	93.30%	82.90%	72.60%	62.30%	44.10%	29.10%	17.20%	7.50%	1.10%	0.00%	0.00%
63	100.00%	93.70%	83.70%	73.80%	63.80%	45.80%	30.70%	18.70%	8.60%	1.40%	0.00%	0.00%
64	100.00%	94.10%	84.50%	74.90%	65.40%	47.50%	32.40%	20.20%	9.70%	1.80%	0.00%	0.00%
65	100.00%	94.30%	85.00%	75.70%	66.40%	48.50%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
66	100.00%	94.30%	85.00%	75.70%	66.40%	48.50%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
67	100.00%	94.40%	85.10%	75.70%	66.40%	48.50%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
68	100.00%	94.40%	85.10%	75.70%	66.40%	48.50%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
69	100.00%	94.50%	85.10%	75.80%	66.50%	48.50%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
70	100.00%	94.50%	85.20%	75.80%	66.50%	48.60%	33.40%	21.10%	10.40%	2.00%	0.00%	0.00%
71	100.00%	94.60%	85.20%	75.90%	66.50%	48.60%	33.50%	21.10%	10.50%	2.00%	0.00%	0.00%
72	100.00%	94.60%	85.30%	75.90%	66.60%	48.60%	33.50%	21.20%	10.50%	2.00%	0.00%	0.00%
73	100.00%	94.70%	85.40%	76.00%	66.60%	48.70%	33.50%	21.20%	10.50%	2.00%	0.00%	0.00%
74	100.00%	94.80%	85.50%	76.10%	66.70%	48.70%	33.60%	21.20%	10.50%	2.00%	0.00%	0.00%
75	100.00%	94.90%	85.60%	76.20%	66.80%	48.80%	33.60%	21.20%	10.50%	2.00%	0.00%	0.00%
76	100.00%	95.10%	85.70%	76.30%	66.90%	48.80%	33.60%	21.20%	10.50%	2.00%	0.00%	0.00%
77	100.00%	95.20%	85.80%	76.40%	67.00%	48.90%	33.70%	21.30%	10.50%	2.00%	0.00%	0.00%
78	100.00%	95.10%	85.90%	76.50%	67.10%	49.00%	33.70%	21.30%	10.50%	2.00%	0.00%	0.00%
79	100.00%	95.00%	86.10%	76.60%	67.20%	49.10%	33.80%	21.30%	10.60%	2.10%	0.00%	0.00%
80	100.00%	94.80%	86.20%	76.80%	67.30%	49.20%	33.90%	21.40%	10.60%	2.10%	0.00%	0.00%
81	100.00%	94.70%	86.40%	76.90%	67.40%	49.20%	33.90%	21.40%	10.60%	2.10%	0.00%	0.00%
82	100.00%	94.50%	86.50%	77.00%	67.50%	49.30%	34.00%	21.50%	10.60%	2.10%	0.00%	0.00%
83	100.00%	94.40%	86.60%	77.10%	67.60%	49.40%	34.00%	21.50%	10.60%	2.10%	0.00%	0.00%
84	100.00%	94.30%	86.80%	77.20%	67.70%	49.50%	34.10%	21.50%	10.60%	2.10%	0.00%	0.00%
85	100.00%	94.20%	86.90%	77.30%	67.80%	49.50%	34.10%	21.50%	10.70%	2.10%	0.00%	0.00%

Female Preferred Tobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	81.30%	59.30%	37.20%	15.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	81.30%	59.30%	37.30%	15.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	81.40%	59.40%	37.30%	15.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	81.40%	59.40%	37.40%	15.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	81.40%	59.50%	37.50%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	81.50%	59.60%	37.60%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	81.60%	59.70%	37.90%	16.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	81.70%	59.90%	38.10%	16.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	81.80%	60.10%	38.50%	16.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	81.90%	60.40%	38.90%	17.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	82.00%	60.60%	39.20%	17.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	82.10%	60.90%	39.60%	18.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	82.30%	61.20%	40.10%	19.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	82.50%	61.50%	40.60%	19.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	82.70%	61.80%	41.10%	20.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	82.80%	62.20%	41.60%	21.00%	0.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	82.50%	61.50%	40.50%	19.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	82.10%	60.70%	39.40%	18.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	81.70%	60.00%	38.30%	16.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	81.40%	59.30%	37.20%	15.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	81.00%	58.60%	36.20%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	80.70%	57.90%	35.10%	12.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	80.30%	57.20%	34.10%	11.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	80.00%	56.60%	33.10%	9.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	79.70%	56.00%	32.20%	8.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	79.40%	55.40%	31.30%	7.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	79.90%	56.30%	32.70%	9.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	80.40%	57.20%	34.10%	11.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	80.80%	58.10%	35.50%	12.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	81.30%	59.10%	37.00%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	81.80%	60.10%	38.40%	16.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	82.20%	61.10%	39.90%	18.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
52	100.00%	82.80%	62.10%	41.40%	20.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	83.30%	63.10%	42.90%	22.70%	2.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	83.80%	64.10%	44.40%	24.70%	4.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	84.30%	65.10%	46.00%	26.80%	6.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
56	100.00%	84.90%	66.40%	47.70%	29.20%	9.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	85.50%	67.50%	49.50%	31.50%	11.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	86.10%	68.70%	51.30%	33.90%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	86.70%	69.90%	53.00%	36.20%	16.50%	1.80%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	87.30%	71.10%	54.80%	38.50%	18.90%	4.20%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	87.90%	72.20%	56.50%	40.80%	21.40%	6.60%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	88.50%	73.40%	58.20%	43.10%	23.80%	9.00%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	89.00%	74.50%	59.90%	45.30%	26.20%	11.30%	0.90%	0.00%	0.00%	0.00%	0.00%
64	100.00%	89.60%	75.60%	61.60%	47.60%	28.50%	13.70%	3.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	90.00%	76.30%	62.60%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
66	100.00%	90.00%	76.30%	62.60%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
67	100.00%	90.00%	76.30%	62.70%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
68	100.00%	90.10%	76.40%	62.70%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
69	100.00%	90.10%	76.40%	62.70%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
70	100.00%	90.20%	76.40%	62.70%	49.00%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
71	100.00%	90.20%	76.50%	62.80%	49.10%	30.00%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
72	100.00%	90.30%	76.60%	62.80%	49.10%	30.10%	15.10%	4.30%	0.00%	0.00%	0.00%	0.00%
73	100.00%	90.40%	76.60%	62.90%	49.20%	30.10%	15.20%	4.40%	0.00%	0.00%	0.00%	0.00%
74	100.00%	90.50%	76.70%	63.00%	49.20%	30.10%	15.20%	4.40%	0.00%	0.00%	0.00%	0.00%
75	100.00%	90.60%	76.80%	63.00%	49.30%	30.20%	15.20%	4.40%	0.00%	0.00%	0.00%	0.00%
76	100.00%	90.70%	76.90%	63.10%	49.30%	30.20%	15.20%	4.40%	0.00%	0.00%	0.00%	0.00%
77	100.00%	90.80%	77.00%	63.20%	49.40%	30.20%	15.20%	4.40%	0.00%	0.00%	0.00%	0.00%
78	100.00%	91.00%	77.10%	63.30%	49.50%	30.30%	15.30%	4.40%	0.00%	0.00%	0.00%	0.00%
79	100.00%	91.10%	77.20%	63.40%	49.60%	30.30%	15.30%	4.40%	0.00%	0.00%	0.00%	0.00%
80	100.00%	91.30%	77.40%	63.50%	49.70%	30.40%	15.30%	4.40%	0.00%	0.00%	0.00%	0.00%
81	100.00%	91.40%	77.50%	63.60%	49.70%	30.40%	15.30%	4.40%	0.00%	0.00%	0.00%	0.00%
82	100.00%	91.60%	77.60%	63.70%	49.80%	30.50%	15.40%	4.40%	0.00%	0.00%	0.00%	0.00%
83	100.00%	91.70%	77.80%	63.80%	49.90%	30.50%	15.40%	4.40%	0.00%	0.00%	0.00%	0.00%
84	100.00%	91.80%	77.90%	63.90%	50.00%	30.60%	15.40%	4.40%	0.00%	0.00%	0.00%	0.00%
85	100.00%	91.90%	77.90%	64.00%	50.00%	30.60%	15.40%	4.40%	0.00%	0.00%	0.00%	0.00%

Female Standard Tobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	75.00%	46.50%	18.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	75.30%	47.20%	19.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	75.70%	48.00%	20.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	76.10%	48.70%	21.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	76.50%	49.50%	22.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	76.90%	50.30%	23.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	77.30%	51.10%	25.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	77.70%	52.00%	26.20%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	78.10%	52.70%	27.40%	2.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	78.50%	53.60%	28.70%	3.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	78.90%	54.40%	29.90%	5.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	79.40%	55.30%	31.30%	7.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	79.80%	56.20%	32.60%	8.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	80.20%	57.00%	33.80%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	80.70%	58.00%	35.20%	12.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	81.10%	58.80%	36.50%	14.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	81.60%	59.70%	37.90%	16.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	82.00%	60.60%	39.20%	17.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	81.20%	59.00%	36.80%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	80.40%	57.40%	34.40%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	79.60%	55.70%	31.90%	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	78.70%	54.00%	29.30%	4.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	77.80%	52.30%	26.70%	1.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	77.00%	50.50%	24.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	76.00%	48.70%	21.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	75.10%	46.90%	18.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	74.20%	45.00%	15.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	73.30%	43.20%	13.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	73.10%	42.80%	12.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	73.00%	42.50%	12.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	72.80%	42.20%	11.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	72.70%	42.00%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	72.60%	41.80%	11.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	72.60%	41.70%	10.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
52	100.00%	72.50%	41.60%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	72.50%	41.50%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	72.50%	41.60%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	72.60%	41.60%	10.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	73.50%	43.50%	13.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	74.50%	45.40%	16.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	75.40%	47.30%	19.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	76.40%	49.20%	22.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	77.30%	51.10%	24.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	78.30%	53.00%	27.70%	2.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	79.20%	54.80%	30.40%	6.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	80.10%	56.60%	33.10%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
64	100.00%	81.00%	58.40%	35.80%	13.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	81.60%	59.50%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
66	100.00%	81.60%	59.50%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
67	100.00%	81.60%	59.60%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
68	100.00%	81.70%	59.60%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
69	100.00%	81.70%	59.60%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
70	100.00%	81.70%	59.60%	37.50%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
71	100.00%	81.80%	59.70%	37.60%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
72	100.00%	81.90%	59.70%	37.60%	15.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
73	100.00%	81.90%	59.80%	37.60%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
74	100.00%	82.00%	59.80%	37.70%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
75	100.00%	82.10%	59.90%	37.70%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
76	100.00%	82.20%	60.00%	37.80%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
77	100.00%	82.30%	60.10%	37.80%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
78	100.00%	82.50%	60.20%	37.90%	15.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
79	100.00%	82.60%	60.30%	37.90%	15.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
80	100.00%	82.80%	60.40%	38.00%	15.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
81	100.00%	82.90%	60.50%	38.10%	15.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	100.00%	83.00%	60.60%	38.10%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	100.00%	83.10%	60.60%	38.20%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	100.00%	83.30%	60.70%	38.20%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	100.00%	83.40%	60.80%	38.30%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Unisex Super Preferred

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	86.90%	70.40%	53.90%	37.50%	17.80%	3.10%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	87.20%	70.90%	54.70%	38.40%	18.80%	4.10%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	87.30%	71.30%	55.30%	39.40%	19.80%	5.10%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	87.60%	71.80%	56.00%	40.30%	20.80%	6.10%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	87.80%	72.30%	56.80%	41.20%	21.80%	7.10%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	88.10%	72.80%	57.50%	42.20%	22.90%	8.10%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	88.30%	73.30%	58.20%	43.20%	23.90%	9.20%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	88.60%	73.80%	59.00%	44.20%	25.00%	10.20%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	88.90%	74.30%	59.80%	45.30%	26.10%	11.30%	0.90%	0.00%	0.00%	0.00%	0.00%
29	100.00%	89.20%	74.90%	60.60%	46.30%	27.20%	12.40%	1.90%	0.00%	0.00%	0.00%	0.00%
30	100.00%	89.40%	75.40%	61.40%	47.40%	28.30%	13.50%	2.90%	0.00%	0.00%	0.00%	0.00%
31	100.00%	89.70%	75.90%	62.20%	48.40%	29.40%	14.60%	3.90%	0.00%	0.00%	0.00%	0.00%
32	100.00%	89.90%	76.40%	63.00%	49.50%	30.60%	15.70%	4.90%	0.00%	0.00%	0.00%	0.00%
33	100.00%	90.20%	77.00%	63.80%	50.60%	31.80%	16.90%	6.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	90.50%	77.50%	64.60%	51.70%	32.90%	18.00%	7.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	90.70%	78.10%	65.40%	52.70%	34.10%	19.20%	8.10%	0.70%	0.00%	0.00%	0.00%
36	100.00%	91.00%	78.50%	66.00%	53.60%	34.90%	20.10%	8.90%	1.30%	0.00%	0.00%	0.00%
37	100.00%	91.20%	78.90%	66.70%	54.40%	35.80%	20.90%	9.70%	1.90%	0.00%	0.00%	0.00%
38	100.00%	91.30%	79.30%	67.30%	55.20%	36.70%	21.80%	10.50%	2.50%	0.00%	0.00%	0.00%
39	100.00%	91.60%	79.80%	67.90%	56.10%	37.60%	22.70%	11.30%	3.10%	0.00%	0.00%	0.00%
40	100.00%	91.80%	80.20%	68.50%	56.90%	38.50%	23.60%	12.20%	3.80%	0.00%	0.00%	0.00%
41	100.00%	92.00%	80.60%	69.20%	57.80%	39.40%	24.50%	13.00%	4.40%	0.00%	0.00%	0.00%
42	100.00%	92.20%	81.10%	69.90%	58.70%	40.40%	25.40%	13.80%	5.00%	0.30%	0.00%	0.00%
43	100.00%	92.40%	81.50%	70.50%	59.60%	41.30%	26.40%	14.70%	5.60%	0.50%	0.00%	0.00%
44	100.00%	92.70%	82.00%	71.20%	60.50%	42.30%	27.30%	15.50%	6.30%	0.70%	0.00%	0.00%
45	100.00%	92.90%	82.40%	71.90%	61.40%	43.20%	28.30%	16.40%	6.90%	0.90%	0.00%	0.00%
46	100.00%	92.90%	82.40%	71.90%	61.30%	43.20%	28.20%	16.30%	6.90%	0.90%	0.00%	0.00%
47	100.00%	92.90%	82.40%	71.80%	61.30%	43.10%	28.10%	16.30%	6.90%	0.90%	0.00%	0.00%
48	100.00%	92.90%	82.30%	71.80%	61.30%	43.10%	28.10%	16.30%	6.90%	0.90%	0.00%	0.00%
49	100.00%	92.90%	82.40%	71.90%	61.30%	43.20%	28.20%	16.30%	6.90%	0.90%	0.00%	0.00%
50	100.00%	92.90%	82.40%	71.90%	61.40%	43.30%	28.30%	16.40%	6.90%	0.90%	0.00%	0.00%
51	100.00%	93.00%	82.50%	72.00%	61.50%	43.40%	28.40%	16.50%	7.00%	0.90%	0.00%	0.00%
52	100.00%	93.00%	82.60%	72.10%	61.70%	43.60%	28.60%	16.70%	7.10%	1.00%	0.00%	0.00%
53	100.00%	93.10%	82.70%	72.30%	61.90%	43.80%	28.80%	16.90%	7.30%	1.00%	0.00%	0.00%
54	100.00%	93.10%	82.80%	72.50%	62.10%	44.00%	29.00%	17.10%	7.50%	1.10%	0.00%	0.00%
55	100.00%	93.20%	83.00%	72.70%	62.40%	44.30%	29.30%	17.40%	7.70%	1.10%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	93.30%	83.20%	73.00%	62.80%	44.70%	29.70%	17.70%	7.90%	1.20%	0.00%	0.00%
57	100.00%	93.50%	83.40%	73.30%	63.20%	45.20%	30.20%	18.10%	8.20%	1.30%	0.00%	0.00%
58	100.00%	93.60%	83.60%	73.70%	63.70%	45.70%	30.60%	18.60%	8.50%	1.40%	0.00%	0.00%
59	100.00%	93.70%	83.90%	74.00%	64.20%	46.20%	31.10%	19.00%	8.90%	1.50%	0.00%	0.00%
60	100.00%	93.90%	84.10%	74.40%	64.70%	46.70%	31.70%	19.50%	9.30%	1.60%	0.00%	0.00%
61	100.00%	94.00%	84.40%	74.80%	65.20%	47.30%	32.20%	20.00%	9.60%	1.80%	0.00%	0.00%
62	100.00%	94.20%	84.70%	75.30%	65.80%	47.90%	32.80%	20.60%	10.10%	1.90%	0.00%	0.00%
63	100.00%	94.30%	85.00%	75.60%	66.30%	48.40%	33.30%	21.00%	10.40%	2.00%	0.00%	0.00%
64	100.00%	94.10%	84.50%	74.80%	65.20%	47.30%	32.20%	20.00%	9.60%	1.80%	0.00%	0.00%
65	100.00%	93.80%	83.90%	74.00%	64.10%	46.10%	31.10%	18.90%	8.80%	1.50%	0.00%	0.00%
66	100.00%	93.90%	84.00%	74.10%	64.20%	46.10%	31.10%	19.00%	8.80%	1.50%	0.00%	0.00%
67	100.00%	93.90%	84.00%	74.10%	64.20%	46.20%	31.10%	19.00%	8.80%	1.50%	0.00%	0.00%
68	100.00%	94.00%	84.00%	74.20%	64.20%	46.20%	31.10%	19.00%	8.80%	1.50%	0.00%	0.00%
69	100.00%	94.00%	84.10%	74.20%	64.30%	46.20%	31.10%	19.00%	8.80%	1.50%	0.00%	0.00%
70	100.00%	94.10%	84.20%	74.30%	64.30%	46.30%	31.10%	19.00%	8.90%	1.50%	0.00%	0.00%
71	100.00%	94.20%	84.20%	74.30%	64.40%	46.30%	31.20%	19.00%	8.90%	1.50%	0.00%	0.00%
72	100.00%	94.30%	84.30%	74.40%	64.40%	46.30%	31.20%	19.00%	8.90%	1.50%	0.00%	0.00%
73	100.00%	94.30%	84.40%	74.40%	64.50%	46.40%	31.20%	19.00%	8.90%	1.50%	0.00%	0.00%
74	100.00%	94.40%	84.50%	74.50%	64.60%	46.40%	31.30%	19.10%	8.90%	1.50%	0.00%	0.00%
75	100.00%	94.50%	84.60%	74.60%	64.60%	46.50%	31.30%	19.10%	8.90%	1.50%	0.00%	0.00%
76	100.00%	94.70%	84.70%	74.70%	64.70%	46.50%	31.30%	19.10%	8.90%	1.50%	0.00%	0.00%
77	100.00%	94.80%	84.80%	74.80%	64.80%	46.60%	31.40%	19.10%	8.90%	1.50%	0.00%	0.00%
78	100.00%	95.00%	84.90%	74.90%	64.90%	46.70%	31.40%	19.20%	8.90%	1.50%	0.00%	0.00%
79	100.00%	94.80%	85.10%	75.10%	65.00%	46.80%	31.50%	19.20%	9.00%	1.50%	0.00%	0.00%
80	100.00%	94.60%	85.30%	75.20%	65.20%	46.90%	31.60%	19.20%	9.00%	1.50%	0.00%	0.00%
81	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Unisex Preferred Nontobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	85.90%	68.30%	50.80%	33.20%	13.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	86.10%	68.80%	51.50%	34.20%	14.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	86.30%	69.30%	52.20%	35.20%	15.40%	0.70%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.60%	69.80%	53.00%	36.20%	16.50%	1.80%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	86.90%	70.30%	53.80%	37.20%	17.60%	2.90%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	87.10%	70.80%	54.60%	38.20%	18.70%	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	87.40%	71.30%	55.30%	39.30%	19.80%	5.10%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.70%	71.90%	56.10%	40.40%	21.00%	6.20%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	87.90%	72.50%	57.00%	41.50%	22.10%	7.30%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	88.20%	73.00%	57.80%	42.60%	23.30%	8.50%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	88.50%	73.60%	58.60%	43.70%	24.40%	9.70%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.80%	74.10%	59.50%	44.80%	25.70%	10.90%	0.50%	0.00%	0.00%	0.00%	0.00%
32	100.00%	89.10%	74.70%	60.40%	46.00%	26.90%	12.10%	1.60%	0.00%	0.00%	0.00%	0.00%
33	100.00%	89.30%	75.30%	61.20%	47.20%	28.10%	13.30%	2.70%	0.00%	0.00%	0.00%	0.00%
34	100.00%	89.70%	75.90%	62.10%	48.30%	29.40%	14.50%	3.80%	0.00%	0.00%	0.00%	0.00%
35	100.00%	89.90%	76.40%	63.00%	49.50%	30.60%	15.80%	4.90%	0.00%	0.00%	0.00%	0.00%
36	100.00%	90.20%	77.00%	63.70%	50.50%	31.70%	16.80%	5.90%	0.00%	0.00%	0.00%	0.00%
37	100.00%	90.50%	77.50%	64.50%	51.50%	32.80%	17.90%	6.90%	0.00%	0.00%	0.00%	0.00%
38	100.00%	90.70%	77.90%	65.20%	52.50%	33.80%	18.90%	7.80%	0.60%	0.00%	0.00%	0.00%
39	100.00%	90.90%	78.40%	66.00%	53.50%	34.90%	20.00%	8.80%	1.30%	0.00%	0.00%	0.00%
40	100.00%	91.10%	79.00%	66.70%	54.50%	35.90%	21.10%	9.80%	2.00%	0.00%	0.00%	0.00%
41	100.00%	91.40%	79.50%	67.50%	55.50%	37.00%	22.10%	10.80%	2.70%	0.00%	0.00%	0.00%
42	100.00%	91.70%	80.00%	68.30%	56.60%	38.10%	23.20%	11.80%	3.50%	0.00%	0.00%	0.00%
43	100.00%	92.00%	80.50%	69.00%	57.60%	39.20%	24.30%	12.80%	4.20%	0.00%	0.00%	0.00%
44	100.00%	92.20%	81.00%	69.80%	58.60%	40.30%	25.40%	13.80%	5.00%	0.20%	0.00%	0.00%
45	100.00%	92.50%	81.50%	70.60%	59.70%	41.50%	26.50%	14.80%	5.70%	0.50%	0.00%	0.00%
46	100.00%	92.40%	81.50%	70.50%	59.50%	41.30%	26.30%	14.60%	5.60%	0.40%	0.00%	0.00%
47	100.00%	92.40%	81.40%	70.40%	59.40%	41.10%	26.10%	14.50%	5.50%	0.40%	0.00%	0.00%
48	100.00%	92.40%	81.30%	70.30%	59.20%	41.00%	26.00%	14.40%	5.40%	0.40%	0.00%	0.00%
49	100.00%	92.40%	81.30%	70.20%	59.20%	40.90%	25.90%	14.30%	5.40%	0.40%	0.00%	0.00%
50	100.00%	92.40%	81.30%	70.20%	59.20%	40.90%	25.90%	14.30%	5.30%	0.40%	0.00%	0.00%
51	100.00%	92.40%	81.30%	70.20%	59.20%	40.90%	25.90%	14.30%	5.30%	0.40%	0.00%	0.00%
52	100.00%	92.40%	81.40%	70.30%	59.20%	41.00%	26.00%	14.30%	5.40%	0.40%	0.00%	0.00%
53	100.00%	92.40%	81.40%	70.40%	59.40%	41.10%	26.10%	14.40%	5.50%	0.40%	0.00%	0.00%
54	100.00%	92.50%	81.50%	70.50%	59.50%	41.20%	26.20%	14.60%	5.50%	0.40%	0.00%	0.00%
55	100.00%	92.50%	81.60%	70.60%	59.70%	41.40%	26.40%	14.70%	5.70%	0.50%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	92.70%	81.90%	71.10%	60.30%	42.10%	27.10%	15.40%	6.10%	0.60%	0.00%	0.00%
57	100.00%	92.90%	82.30%	71.70%	61.00%	42.80%	27.80%	16.00%	6.60%	0.80%	0.00%	0.00%
58	100.00%	93.10%	82.60%	72.20%	61.70%	43.60%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
59	100.00%	93.30%	83.00%	72.70%	62.50%	44.30%	29.30%	17.40%	7.70%	1.10%	0.00%	0.00%
60	100.00%	93.50%	83.40%	73.30%	63.20%	45.20%	30.10%	18.10%	8.20%	1.30%	0.00%	0.00%
61	100.00%	93.70%	83.80%	73.90%	64.00%	46.00%	30.90%	18.90%	8.80%	1.50%	0.00%	0.00%
62	100.00%	93.90%	84.20%	74.50%	64.80%	46.90%	31.80%	19.60%	9.30%	1.70%	0.00%	0.00%
63	100.00%	94.10%	84.60%	75.00%	65.50%	47.60%	32.50%	20.30%	9.80%	1.80%	0.00%	0.00%
64	100.00%	93.90%	84.20%	74.40%	64.70%	46.70%	31.60%	19.50%	9.20%	1.60%	0.00%	0.00%
65	100.00%	93.70%	83.80%	73.80%	63.80%	45.70%	30.70%	18.60%	8.60%	1.40%	0.00%	0.00%
66	100.00%	93.80%	83.80%	73.80%	63.80%	45.80%	30.70%	18.60%	8.60%	1.40%	0.00%	0.00%
67	100.00%	93.80%	83.80%	73.80%	63.80%	45.80%	30.70%	18.60%	8.60%	1.40%	0.00%	0.00%
68	100.00%	93.90%	83.90%	73.90%	63.90%	45.80%	30.70%	18.60%	8.60%	1.40%	0.00%	0.00%
69	100.00%	93.90%	83.90%	73.90%	63.90%	45.80%	30.70%	18.60%	8.60%	1.40%	0.00%	0.00%
70	100.00%	94.00%	84.00%	74.00%	64.00%	45.90%	30.80%	18.70%	8.60%	1.40%	0.00%	0.00%
71	100.00%	94.10%	84.10%	74.10%	64.00%	45.90%	30.80%	18.70%	8.60%	1.40%	0.00%	0.00%
72	100.00%	94.20%	84.10%	74.10%	64.10%	45.90%	30.80%	18.70%	8.60%	1.40%	0.00%	0.00%
73	100.00%	94.20%	84.20%	74.20%	64.10%	46.00%	30.80%	18.70%	8.60%	1.40%	0.00%	0.00%
74	100.00%	94.30%	84.30%	74.30%	64.20%	46.00%	30.90%	18.70%	8.60%	1.40%	0.00%	0.00%
75	100.00%	94.40%	84.40%	74.30%	64.30%	46.10%	30.90%	18.70%	8.60%	1.40%	0.00%	0.00%
76	100.00%	94.50%	84.50%	74.40%	64.40%	46.10%	30.90%	18.80%	8.60%	1.40%	0.00%	0.00%
77	100.00%	94.70%	84.60%	74.50%	64.40%	46.20%	31.00%	18.80%	8.70%	1.40%	0.00%	0.00%
78	100.00%	94.80%	84.80%	74.70%	64.60%	46.30%	31.00%	18.80%	8.70%	1.40%	0.00%	0.00%
79	100.00%	94.80%	84.90%	74.80%	64.70%	46.40%	31.10%	18.90%	8.70%	1.40%	0.00%	0.00%
80	100.00%	94.60%	85.10%	75.00%	64.80%	46.50%	31.20%	18.90%	8.70%	1.40%	0.00%	0.00%
81	100.00%	94.40%	85.30%	75.10%	64.90%	46.60%	31.20%	18.90%	8.70%	1.40%	0.00%	0.00%
82	100.00%	94.30%	85.40%	75.30%	65.10%	46.70%	31.30%	19.00%	8.70%	1.40%	0.00%	0.00%
83	100.00%	94.10%	85.60%	75.40%	65.20%	46.70%	31.30%	19.00%	8.80%	1.40%	0.00%	0.00%
84	100.00%	94.00%	85.70%	75.50%	65.30%	46.80%	31.40%	19.00%	8.80%	1.40%	0.00%	0.00%
85	100.00%	94.00%	85.80%	75.60%	65.30%	46.80%	31.40%	19.10%	8.80%	1.50%	0.00%	0.00%

Unisex Standard Nontobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	100.00%	81.30%	59.30%	37.20%	15.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	100.00%	81.50%	59.60%	37.70%	15.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	100.00%	81.70%	60.00%	38.30%	16.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	100.00%	82.00%	60.40%	38.90%	17.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	100.00%	82.10%	60.80%	39.50%	18.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	100.00%	82.30%	61.20%	40.10%	18.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	100.00%	82.50%	61.60%	40.70%	19.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	100.00%	82.70%	62.10%	41.30%	20.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	100.00%	83.00%	62.60%	42.00%	21.60%	0.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	100.00%	83.20%	63.00%	42.80%	22.50%	1.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	100.00%	83.50%	63.40%	43.40%	23.40%	2.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	100.00%	83.60%	63.90%	44.20%	24.40%	3.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	100.00%	83.90%	64.40%	44.90%	25.40%	4.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	100.00%	84.20%	64.90%	45.60%	26.30%	6.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	100.00%	84.50%	65.40%	46.40%	27.30%	7.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	100.00%	84.60%	65.90%	47.10%	28.30%	8.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	100.00%	84.90%	66.40%	47.90%	29.30%	9.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	100.00%	85.20%	66.80%	48.60%	30.40%	10.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	85.40%	67.40%	49.30%	31.30%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	85.60%	67.80%	50.00%	32.30%	12.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	85.90%	68.30%	50.80%	33.20%	13.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	86.10%	68.80%	51.50%	34.20%	14.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	86.30%	69.30%	52.20%	35.20%	15.40%	0.70%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	86.60%	69.80%	53.00%	36.20%	16.50%	1.80%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	86.90%	70.30%	53.80%	37.20%	17.60%	2.90%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	87.10%	70.80%	54.60%	38.20%	18.70%	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	87.40%	71.30%	55.30%	39.30%	19.80%	5.10%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	87.70%	71.90%	56.10%	40.40%	21.00%	6.20%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	87.90%	72.50%	57.00%	41.50%	22.10%	7.30%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	88.20%	73.00%	57.80%	42.60%	23.30%	8.50%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	88.50%	73.60%	58.60%	43.70%	24.40%	9.70%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	88.80%	74.10%	59.50%	44.80%	25.70%	10.90%	0.50%	0.00%	0.00%	0.00%	0.00%
32	100.00%	89.10%	74.70%	60.40%	46.00%	26.90%	12.10%	1.60%	0.00%	0.00%	0.00%	0.00%
33	100.00%	89.30%	75.30%	61.20%	47.20%	28.10%	13.30%	2.70%	0.00%	0.00%	0.00%	0.00%
34	100.00%	89.70%	75.90%	62.10%	48.30%	29.40%	14.50%	3.80%	0.00%	0.00%	0.00%	0.00%
35	100.00%	89.90%	76.40%	63.00%	49.50%	30.60%	15.80%	4.90%	0.00%	0.00%	0.00%	0.00%
36	100.00%	90.20%	77.00%	63.70%	50.50%	31.70%	16.80%	5.90%	0.00%	0.00%	0.00%	0.00%
37	100.00%	90.50%	77.50%	64.50%	51.50%	32.80%	17.90%	6.90%	0.00%	0.00%	0.00%	0.00%
38	100.00%	90.70%	77.90%	65.20%	52.50%	33.80%	18.90%	7.80%	0.60%	0.00%	0.00%	0.00%
39	100.00%	90.90%	78.40%	66.00%	53.50%	34.90%	20.00%	8.80%	1.30%	0.00%	0.00%	0.00%
40	100.00%	91.10%	79.00%	66.70%	54.50%	35.90%	21.10%	9.80%	2.00%	0.00%	0.00%	0.00%
41	100.00%	91.40%	79.50%	67.50%	55.50%	37.00%	22.10%	10.80%	2.70%	0.00%	0.00%	0.00%
42	100.00%	91.70%	80.00%	68.30%	56.60%	38.10%	23.20%	11.80%	3.50%	0.00%	0.00%	0.00%
43	100.00%	92.00%	80.50%	69.00%	57.60%	39.20%	24.30%	12.80%	4.20%	0.00%	0.00%	0.00%
44	100.00%	92.20%	81.00%	69.80%	58.60%	40.30%	25.40%	13.80%	5.00%	0.20%	0.00%	0.00%
45	100.00%	92.50%	81.50%	70.60%	59.70%	41.50%	26.50%	14.80%	5.70%	0.50%	0.00%	0.00%
46	100.00%	92.30%	81.20%	70.10%	59.00%	40.70%	25.80%	14.10%	5.20%	0.30%	0.00%	0.00%
47	100.00%	92.10%	80.90%	69.60%	58.30%	40.00%	25.00%	13.50%	4.70%	0.20%	0.00%	0.00%
48	100.00%	92.00%	80.50%	69.10%	57.60%	39.30%	24.30%	12.80%	4.30%	0.00%	0.00%	0.00%
49	100.00%	91.90%	80.20%	68.60%	57.10%	38.60%	23.70%	12.20%	3.80%	0.00%	0.00%	0.00%
50	100.00%	91.70%	80.00%	68.20%	56.50%	38.00%	23.10%	11.70%	3.40%	0.00%	0.00%	0.00%
51	100.00%	91.60%	79.70%	67.80%	56.00%	37.50%	22.50%	11.20%	3.00%	0.00%	0.00%	0.00%
52	100.00%	91.50%	79.40%	67.40%	55.50%	36.90%	22.00%	10.70%	2.60%	0.00%	0.00%	0.00%
53	100.00%	91.40%	79.20%	67.10%	55.00%	36.40%	21.50%	10.20%	2.30%	0.00%	0.00%	0.00%
54	100.00%	91.30%	79.00%	66.80%	54.60%	36.00%	21.10%	9.80%	2.00%	0.00%	0.00%	0.00%
55	100.00%	91.20%	78.80%	66.50%	54.20%	35.60%	20.70%	9.50%	1.70%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	91.50%	79.40%	67.30%	55.30%	36.70%	21.80%	10.50%	2.50%	0.00%	0.00%	0.00%
57	100.00%	91.70%	79.90%	68.20%	56.40%	37.90%	22.90%	11.50%	3.30%	0.00%	0.00%	0.00%
58	100.00%	92.00%	80.50%	69.00%	57.50%	39.00%	24.10%	12.60%	4.10%	0.00%	0.00%	0.00%
59	100.00%	92.30%	81.10%	69.80%	58.60%	40.20%	25.20%	13.60%	4.90%	0.20%	0.00%	0.00%
60	100.00%	92.60%	81.70%	70.70%	59.70%	41.40%	26.40%	14.70%	5.70%	0.50%	0.00%	0.00%
61	100.00%	92.90%	82.20%	71.50%	60.90%	42.60%	27.60%	15.80%	6.50%	0.70%	0.00%	0.00%
62	100.00%	93.20%	82.80%	72.40%	62.00%	43.80%	28.80%	16.90%	7.30%	1.00%	0.00%	0.00%
63	100.00%	93.50%	83.30%	73.20%	63.00%	44.90%	29.90%	17.90%	8.00%	1.20%	0.00%	0.00%
64	100.00%	93.30%	83.00%	72.70%	62.40%	44.20%	29.20%	17.20%	7.60%	1.10%	0.00%	0.00%
65	100.00%	93.20%	82.70%	72.20%	61.70%	43.60%	28.50%	16.60%	7.10%	0.90%	0.00%	0.00%
66	100.00%	93.30%	82.80%	72.30%	61.80%	43.60%	28.50%	16.60%	7.10%	0.90%	0.00%	0.00%
67	100.00%	93.30%	82.80%	72.30%	61.80%	43.60%	28.50%	16.60%	7.10%	0.90%	0.00%	0.00%
68	100.00%	93.40%	82.80%	72.30%	61.80%	43.60%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
69	100.00%	93.40%	82.90%	72.40%	61.90%	43.70%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
70	100.00%	93.50%	83.00%	72.50%	61.90%	43.70%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
71	100.00%	93.60%	83.00%	72.50%	62.00%	43.70%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
72	100.00%	93.70%	83.10%	72.60%	62.00%	43.80%	28.60%	16.70%	7.10%	0.90%	0.00%	0.00%
73	100.00%	93.70%	83.20%	72.60%	62.10%	43.80%	28.70%	16.70%	7.10%	0.90%	0.00%	0.00%
74	100.00%	93.80%	83.30%	72.70%	62.10%	43.80%	28.70%	16.70%	7.10%	0.90%	0.00%	0.00%
75	100.00%	93.90%	83.30%	72.80%	62.20%	43.90%	28.70%	16.80%	7.10%	0.90%	0.00%	0.00%
76	100.00%	94.00%	83.50%	72.90%	62.30%	43.90%	28.80%	16.80%	7.10%	0.90%	0.00%	0.00%
77	100.00%	94.20%	83.60%	73.00%	62.40%	44.00%	28.80%	16.80%	7.20%	0.90%	0.00%	0.00%
78	100.00%	94.30%	83.70%	73.10%	62.50%	44.10%	28.90%	16.80%	7.20%	0.90%	0.00%	0.00%
79	100.00%	94.50%	83.90%	73.20%	62.60%	44.20%	28.90%	16.90%	7.20%	0.90%	0.00%	0.00%
80	100.00%	94.60%	84.00%	73.40%	62.70%	44.30%	29.00%	16.90%	7.20%	0.90%	0.00%	0.00%
81	100.00%	94.40%	84.20%	73.50%	62.80%	44.30%	29.00%	16.90%	7.20%	0.90%	0.00%	0.00%
82	100.00%	94.30%	84.40%	73.70%	63.00%	44.40%	29.10%	17.00%	7.20%	1.00%	0.00%	0.00%
83	100.00%	94.10%	84.50%	73.80%	63.10%	44.50%	29.10%	17.00%	7.20%	1.00%	0.00%	0.00%
84	100.00%	94.00%	84.70%	73.90%	63.20%	44.60%	29.20%	17.00%	7.30%	1.00%	0.00%	0.00%
85	100.00%	94.00%	84.70%	74.00%	63.20%	44.60%	29.20%	17.00%	7.30%	1.00%	0.00%	0.00%

Unisex Preferred Tobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	75.10%	46.70%	18.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	75.40%	47.40%	19.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	75.70%	48.10%	20.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	76.10%	48.80%	21.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	76.50%	49.60%	22.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	76.80%	50.30%	23.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	77.20%	51.00%	24.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	77.60%	51.80%	26.00%	0.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	78.00%	52.60%	27.20%	1.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	78.40%	53.40%	28.40%	3.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	78.80%	54.30%	29.60%	5.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	79.30%	55.10%	30.90%	6.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	79.70%	55.90%	32.20%	8.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	80.10%	56.80%	33.50%	10.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	80.50%	57.70%	34.80%	11.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	81.00%	58.50%	36.10%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	80.50%	57.70%	34.70%	11.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	80.10%	56.70%	33.40%	10.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	79.60%	55.80%	32.00%	8.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	79.20%	54.90%	30.70%	6.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	78.70%	54.00%	29.30%	4.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	78.20%	53.10%	28.00%	2.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	77.80%	52.30%	26.70%	1.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	77.40%	51.40%	25.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	77.00%	50.60%	24.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	76.60%	49.80%	23.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	76.90%	50.50%	24.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	77.30%	51.20%	25.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	77.60%	51.90%	26.10%	0.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	78.10%	52.70%	27.30%	1.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	78.50%	53.50%	28.50%	3.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	78.90%	54.30%	29.80%	5.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
52	100.00%	79.30%	55.20%	31.10%	7.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	79.80%	56.10%	32.40%	8.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	80.30%	57.00%	33.80%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	80.80%	58.00%	35.30%	12.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	81.50%	59.50%	37.50%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	82.20%	60.90%	39.70%	18.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	83.00%	62.40%	41.80%	21.20%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	83.70%	63.80%	44.00%	24.10%	3.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	84.40%	65.30%	46.10%	26.90%	6.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	85.10%	66.70%	48.20%	29.70%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	85.80%	68.10%	50.30%	32.50%	12.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	86.50%	69.30%	52.20%	35.00%	15.10%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%
64	100.00%	86.40%	69.20%	51.90%	34.70%	14.80%	0.10%	0.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	86.40%	69.00%	51.70%	34.40%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
66	100.00%	86.40%	69.10%	51.70%	34.40%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
67	100.00%	86.40%	69.10%	51.80%	34.40%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
68	100.00%	86.50%	69.10%	51.80%	34.40%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
69	100.00%	86.60%	69.20%	51.80%	34.40%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
70	100.00%	86.60%	69.20%	51.90%	34.50%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
71	100.00%	86.70%	69.30%	51.90%	34.50%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
72	100.00%	86.80%	69.40%	52.00%	34.50%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
73	100.00%	86.80%	69.40%	52.00%	34.50%	14.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
74	100.00%	86.90%	69.50%	52.00%	34.60%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
75	100.00%	87.00%	69.60%	52.10%	34.60%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
76	100.00%	87.10%	69.70%	52.20%	34.70%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
77	100.00%	87.30%	69.80%	52.20%	34.70%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
78	100.00%	87.40%	69.90%	52.30%	34.80%	14.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
79	100.00%	87.60%	70.00%	52.40%	34.80%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
80	100.00%	87.80%	70.20%	52.50%	34.90%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
81	100.00%	87.90%	70.30%	52.60%	35.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	100.00%	88.10%	70.40%	52.80%	35.10%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	100.00%	88.30%	70.60%	52.80%	35.10%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	100.00%	88.40%	70.70%	52.90%	35.20%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	100.00%	88.50%	70.70%	53.00%	35.20%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Unisex Standard Tobacco

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
0	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
4	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
6	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
7	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
8	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
11	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
12	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
13	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
14	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
15	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
16	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
17	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
18	100.00%	73.20%	43.00%	12.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
19	100.00%	73.60%	43.80%	14.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
20	100.00%	74.00%	44.60%	15.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
21	100.00%	74.00%	44.70%	15.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
22	100.00%	74.10%	44.80%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
23	100.00%	74.10%	44.90%	15.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
24	100.00%	74.20%	45.00%	15.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
25	100.00%	74.30%	45.20%	16.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
26	100.00%	74.40%	45.30%	16.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
27	100.00%	74.40%	45.50%	16.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
28	100.00%	74.50%	45.60%	16.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
29	100.00%	74.60%	45.80%	16.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
30	100.00%	74.70%	46.00%	17.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
31	100.00%	74.80%	46.20%	17.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	100.00%	75.00%	46.50%	18.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
33	100.00%	75.10%	46.80%	18.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
34	100.00%	75.30%	47.10%	19.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
35	100.00%	75.40%	47.50%	19.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
36	100.00%	75.10%	46.70%	18.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
37	100.00%	74.70%	45.90%	17.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
38	100.00%	74.30%	45.10%	16.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
39	100.00%	73.90%	44.40%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
40	100.00%	73.50%	43.60%	13.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
41	100.00%	73.10%	42.90%	12.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
42	100.00%	72.80%	42.20%	11.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
43	100.00%	72.50%	41.50%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
44	100.00%	72.10%	40.90%	9.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
45	100.00%	71.80%	40.20%	8.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
46	100.00%	72.00%	40.50%	9.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
47	100.00%	72.10%	40.80%	9.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
48	100.00%	72.30%	41.10%	10.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
49	100.00%	72.50%	41.60%	10.60%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
50	100.00%	72.70%	42.00%	11.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
51	100.00%	73.00%	42.50%	12.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
52	100.00%	73.30%	43.10%	12.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
53	100.00%	73.60%	43.70%	13.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
54	100.00%	73.90%	44.40%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
55	100.00%	74.30%	45.10%	15.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Issue Age	0	1	2	3	4	5	6	7	8	9	10	11
56	100.00%	75.20%	47.00%	18.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
57	100.00%	76.20%	48.80%	21.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
58	100.00%	77.10%	50.70%	24.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
59	100.00%	78.10%	52.50%	27.00%	1.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
60	100.00%	79.00%	54.40%	29.80%	5.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
61	100.00%	79.90%	56.20%	32.50%	8.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
62	100.00%	80.80%	58.00%	35.10%	12.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
63	100.00%	81.60%	59.60%	37.50%	15.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
64	100.00%	81.50%	59.40%	37.20%	15.10%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
65	100.00%	81.50%	59.20%	36.90%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
66	100.00%	81.50%	59.20%	37.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
67	100.00%	81.50%	59.20%	37.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
68	100.00%	81.60%	59.30%	37.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
69	100.00%	81.60%	59.30%	37.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
70	100.00%	81.70%	59.40%	37.00%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
71	100.00%	81.80%	59.40%	37.10%	14.70%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
72	100.00%	81.80%	59.50%	37.10%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
73	100.00%	81.90%	59.50%	37.10%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
74	100.00%	82.00%	59.60%	37.20%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
75	100.00%	82.10%	59.60%	37.20%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
76	100.00%	82.20%	59.70%	37.30%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
77	100.00%	82.30%	59.80%	37.30%	14.80%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
78	100.00%	82.40%	59.90%	37.40%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
79	100.00%	82.60%	60.00%	37.50%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
80	100.00%	82.80%	60.10%	37.50%	14.90%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
81	100.00%	82.90%	60.30%	37.60%	15.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
82	100.00%	83.10%	60.40%	37.70%	15.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
83	100.00%	83.20%	60.50%	37.70%	15.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
84	100.00%	83.40%	60.60%	37.80%	15.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
85	100.00%	83.40%	60.60%	37.80%	15.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.85	3.85	3.85	43	17.93	16.26	17.60
1	3.85	3.85	3.85	44	18.69	16.99	18.35
2	3.85	3.85	3.85	45	19.45	17.72	19.10
3	3.85	3.85	3.85	46	20.31	18.52	19.96
4	3.85	3.85	3.85	47	21.18	19.32	20.81
5	3.85	3.85	3.85	48	22.04	20.13	21.66
6	3.85	3.85	3.85	49	22.91	20.93	22.51
7	3.85	3.85	3.85	50	23.77	21.73	23.36
8	3.85	3.85	3.85	51	24.63	22.53	24.21
9	3.85	3.85	3.85	52	25.50	23.33	25.07
10	3.85	3.85	3.85	53	26.36	24.14	25.92
11	4.16	4.15	4.15	54	27.23	24.94	26.77
12	4.46	4.45	4.46	55	28.09	25.74	27.62
13	4.77	4.75	4.76	56	29.09	26.34	28.54
14	5.07	5.05	5.07	57	30.08	26.95	29.46
15	5.38	5.36	5.37	58	31.08	27.55	30.37
16	5.68	5.66	5.68	59	32.08	28.15	31.29
17	5.99	5.96	5.98	60	33.08	28.76	32.21
18	6.29	6.26	6.28	61	34.07	29.36	33.13
19	6.60	6.56	6.59	62	35.07	29.96	34.05
20	6.90	6.86	6.89	63	36.07	30.56	34.97
21	6.93	6.89	6.92	64	37.06	31.17	35.88
22	6.96	6.93	6.95	65	38.06	31.77	36.80
23	6.99	6.96	6.98	66	38.53	32.39	37.30
24	7.02	7.00	7.02	67	39.00	33.00	37.80
25	7.05	7.03	7.05	68	39.48	33.62	38.30
26	7.53	7.37	7.50	69	39.95	34.23	38.80
27	8.01	7.71	7.95	70	40.42	34.85	39.31
28	8.50	8.05	8.41	71	40.89	35.46	39.81
29	8.98	8.39	8.86	72	41.36	36.08	40.31
30	9.46	8.73	9.31	73	41.84	36.69	40.81
31	9.94	9.07	9.77	74	42.31	37.31	41.31
32	10.42	9.41	10.22	75	42.78	37.92	41.81
33	10.91	9.75	10.67	76	44.21	39.19	43.20
34	11.39	10.09	11.13	77	45.63	40.45	44.60
35	11.87	10.43	11.58	78	47.06	41.72	45.99
36	12.63	11.16	12.33	79	48.48	42.98	47.38
37	13.39	11.89	13.09	80	49.91	44.25	48.78
38	14.14	12.62	13.84	81	51.34	45.52	50.17
39	14.90	13.35	14.59	82	52.76	46.79	51.57
40	15.66	14.08	15.34	83	54.19	48.05	52.96
41	16.42	14.80	16.10	84	55.61	49.32	54.36
42	17.18	15.53	16.85	85	57.04	50.59	55.75

APPENDIX D

CASH VALUE ACCUMULATION TEST

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%
35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%
37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%

40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%
41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%
76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%
81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%

83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%
85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%
37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%

40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%
81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%

83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table:	Standard	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	467.398%	427.328%	412.568%	400.000%	389.082%	379.451%	370.851%	363.093%	356.039%	349.578%	343.627%	338.116%	332.989%	328.202%	323.715%	319.496%
1	458.699%	419.519%	405.091%	392.808%	382.140%	372.731%	364.329%	356.752%	349.862%	343.553%	337.742%	332.361%	327.356%	322.682%	318.302%	314.184%
2	449.960%	411.605%	397.483%	385.463%	375.023%	365.816%	357.596%	350.183%	343.442%	337.271%	331.586%	326.323%	321.427%	316.856%	312.573%	308.545%
3	441.336%	403.776%	389.950%	378.181%	367.962%	358.949%	350.903%	343.647%	337.050%	331.010%	325.447%	320.296%	315.506%	311.032%	306.841%	302.900%
4	432.843%	396.055%	382.515%	370.990%	360.983%	352.159%	344.280%	337.177%	330.718%	324.805%	319.358%	314.316%	309.627%	305.248%	301.145%	297.288%
5	424.495%	388.459%	375.197%	363.911%	354.110%	345.468%	337.754%	330.797%	324.473%	318.683%	313.351%	308.414%	303.823%	299.536%	295.519%	291.743%
6	416.305%	381.005%	368.015%	356.961%	347.363%	338.900%	331.345%	324.533%	318.340%	312.671%	307.449%	302.615%	298.120%	293.923%	289.990%	286.293%
7	408.270%	373.690%	360.966%	350.139%	340.739%	332.450%	325.052%	318.381%	312.317%	306.765%	301.652%	296.919%	292.517%	288.407%	284.557%	280.937%
8	400.386%	366.511%	354.048%	343.443%	334.236%	326.119%	318.873%	312.340%	306.401%	300.965%	295.958%	291.323%	287.013%	282.989%	279.218%	275.674%
9	392.640%	359.452%	347.243%	336.855%	327.836%	319.885%	312.787%	306.389%	300.572%	295.247%	290.344%	285.805%	281.584%	277.643%	273.950%	270.479%
10	385.042%	352.526%	340.565%	330.389%	321.554%	313.765%	306.814%	300.546%	294.849%	289.634%	284.831%	280.385%	276.251%	272.392%	268.775%	265.376%
11	377.587%	345.730%	334.012%	324.043%	315.389%	307.759%	300.949%	294.810%	289.230%	284.122%	279.418%	275.064%	271.015%	267.234%	263.693%	260.364%
12	370.285%	339.074%	327.595%	317.829%	309.352%	301.879%	295.209%	289.196%	283.731%	278.728%	274.121%	269.856%	265.891%	262.189%	258.720%	255.460%
13	363.131%	332.555%	321.311%	311.745%	303.442%	296.122%	289.589%	283.700%	278.348%	273.448%	268.936%	264.760%	260.877%	257.251%	253.855%	250.662%
14	356.140%	326.191%	315.179%	305.811%	297.680%	290.512%	284.115%	278.349%	273.108%	268.311%	263.893%	259.805%	256.003%	252.453%	249.128%	246.003%
15	349.343%	320.020%	309.240%	300.070%	292.112%	285.097%	278.837%	273.194%	268.065%	263.371%	259.048%	255.048%	251.328%	247.855%	244.601%	241.544%
16	342.762%	314.073%	303.527%	294.558%	286.775%	279.915%	273.794%	268.277%	263.262%	258.673%	254.447%	250.536%	246.900%	243.506%	240.326%	237.337%
17	336.404%	308.354%	298.047%	289.282%	281.677%	274.975%	268.996%	263.607%	258.709%	254.227%	250.101%	246.282%	242.731%	239.417%	236.312%	233.394%
18	330.286%	302.887%	292.823%	284.268%	276.846%	270.307%	264.473%	259.216%	254.439%	250.067%	246.043%	242.319%	238.857%	235.626%	232.599%	229.754%
19	324.347%	297.600%	287.781%	279.436%	272.198%	265.821%	260.134%	255.010%	250.354%	246.095%	242.174%	238.545%	235.173%	232.025%	229.077%	226.306%
20	318.516%	292.406%	282.826%	274.686%	267.627%	261.411%	255.867%	250.872%	246.336%	242.185%	238.365%	234.830%	231.545%	228.479%	225.608%	222.910%
21	312.804%	287.318%	277.973%	270.034%	263.153%	257.093%	251.690%	246.824%	242.403%	238.360%	234.639%	231.197%	227.998%	225.013%	222.217%	219.590%
22	307.192%	282.318%	273.202%	265.461%	258.752%	252.845%	247.580%	242.838%	238.532%	234.594%	230.970%	227.618%	224.503%	221.596%	218.874%	216.317%
23	301.681%	277.403%	268.511%	260.962%	254.422%	248.665%	243.534%	238.914%	234.719%	230.884%	227.355%	224.091%	221.058%	218.228%	215.579%	213.090%
24	296.272%	272.579%	263.906%	256.545%	250.170%	244.559%	239.560%	235.060%	230.974%	227.239%	223.803%	220.625%	217.673%	214.918%	212.340%	209.918%
25	290.964%	267.843%	259.384%	252.208%	245.994%	240.527%	235.656%	231.273%	227.294%	223.657%	220.311%	217.218%	214.345%	211.664%	209.155%	206.799%
26	285.754%	263.192%	254.943%	247.947%	241.891%	236.564%	231.819%	227.550%	223.676%	220.135%	216.879%	213.868%	211.072%	208.464%	206.023%	203.730%
27	280.624%	258.605%	250.560%	243.739%	237.836%	232.645%	228.023%	223.865%	220.092%	216.644%	213.474%	210.544%	207.822%	205.284%	202.909%	200.679%
28	275.568%	254.076%	246.229%	239.577%	233.822%	228.764%	224.260%	220.209%	216.534%	213.176%	210.090%	207.237%	204.588%	202.117%	199.806%	197.636%
29	270.581%	249.600%	241.943%	235.456%	229.844%	224.912%	220.523%	216.575%	212.995%	209.724%	206.718%	203.940%	201.360%	198.955%	196.705%	194.593%
30	265.673%	245.188%	237.717%	231.388%	225.916%	221.107%	216.829%	212.981%	209.493%	206.306%	203.378%	200.672%	198.160%	195.818%	193.627%	191.571%
31	260.847%	240.846%	233.555%	227.381%	222.043%	217.355%	213.184%	209.434%	206.034%	202.930%	200.077%	197.441%	194.995%	192.714%	190.581%	188.579%
32	256.109%	236.581%	229.466%	223.443%	218.238%	213.667%	209.601%	205.946%	202.633%	199.609%	196.829%	194.262%	191.880%	189.660%	187.583%	185.634%
33	251.474%	232.411%	225.470%	219.596%	214.521%	210.065%	206.102%	202.541%	199.314%	196.368%	193.662%	191.162%	188.843%	186.682%	184.660%	182.763%
34	246.938%	228.331%	221.561%	215.833%	210.886%	206.544%	202.683%	199.215%	196.072%	193.204%	190.569%	188.136%	185.879%	183.776%	181.809%	179.964%
35	242.499%	224.343%	217.741%	212.158%	207.337%	203.106%	199.346%	195.969%	192.909%	190.117%	187.553%	185.185%	182.989%	180.944%	179.031%	177.236%
36	238.159%	220.446%	214.009%	208.568%	203.872%	199.752%	196.091%	192.803%	189.826%	187.109%	184.615%	182.312%	180.176%	178.187%	176.328%	174.583%
37	233.921%	216.647%	210.375%	205.075%	200.501%	196.491%	192.928%	189.729%	186.833%	184.191%	181.766%	179.528%	177.452%	175.519%	173.713%	172.018%
38	229.783%	212.942%	206.831%	201.670%	197.219%	193.317%	189.851%	186.741%	183.925%	181.358%	179.001%	176.827%	174.811%	172.934%	171.179%	169.534%

39	225.742%	209.328%	203.378%	198.355%	194.024%	190.229%	186.860%	183.837%	181.101%	178.607%	176.318%	174.207%	172.250%	170.429%	168.726%	167.131%
40	221.793%	205.801%	200.010%	195.122%	190.911%	187.222%	183.948%	181.011%	178.355%	175.933%	173.712%	171.664%	169.765%	167.998%	166.348%	164.801%
41	217.935%	202.360%	196.724%	191.972%	187.878%	184.294%	181.114%	178.263%	175.685%	173.336%	171.181%	169.195%	167.354%	165.642%	164.043%	162.544%
42	214.161%	198.996%	193.515%	188.894%	184.917%	181.436%	178.349%	175.583%	173.082%	170.804%	168.715%	166.790%	165.007%	163.349%	161.800%	160.349%
43	210.463%	195.700%	190.370%	185.880%	182.016%	178.636%	175.641%	172.958%	170.532%	168.324%	166.301%	164.436%	162.709%	161.104%	159.605%	158.201%
44	206.826%	192.455%	187.272%	182.908%	179.156%	175.875%	172.968%	170.365%	168.014%	165.874%	163.914%	162.108%	160.436%	158.882%	157.431%	156.073%
45	203.249%	189.259%	184.219%	179.979%	176.334%	173.149%	170.329%	167.805%	165.525%	163.451%	161.552%	159.803%	158.185%	156.681%	155.278%	153.964%
46	199.732%	186.114%	181.213%	177.092%	173.553%	170.461%	167.725%	165.277%	163.068%	161.058%	159.219%	157.525%	155.959%	154.504%	153.146%	151.876%
47	196.275%	183.019%	178.254%	174.251%	170.813%	167.813%	165.159%	162.785%	160.643%	158.696%	156.915%	155.276%	153.760%	152.352%	151.039%	149.811%
48	192.875%	179.972%	175.339%	171.449%	168.111%	165.199%	162.624%	160.322%	158.247%	156.361%	154.635%	153.048%	151.581%	150.219%	148.950%	147.763%
49	189.533%	176.973%	172.468%	168.688%	165.447%	162.620%	160.123%	157.891%	155.880%	154.052%	152.382%	150.846%	149.426%	148.109%	146.881%	145.734%
50	186.245%	174.019%	169.639%	165.966%	162.819%	160.076%	157.653%	155.489%	153.540%	151.770%	150.152%	148.665%	147.292%	146.017%	144.830%	143.721%
51	183.019%	171.119%	166.861%	163.293%	160.237%	157.575%	155.225%	153.128%	151.239%	149.524%	147.958%	146.519%	145.191%	143.958%	142.811%	141.739%
52	179.857%	168.276%	164.138%	160.672%	157.705%	155.122%	152.844%	150.811%	148.981%	147.321%	145.805%	144.413%	143.128%	141.937%	140.828%	139.793%
53	176.760%	165.492%	161.470%	158.104%	155.225%	152.720%	150.511%	148.542%	146.770%	145.163%	143.696%	142.350%	141.108%	139.956%	138.886%	137.886%
54	173.728%	162.767%	158.860%	155.592%	152.799%	150.370%	148.230%	146.322%	144.607%	143.052%	141.633%	140.332%	139.132%	138.020%	136.986%	136.021%
55	170.761%	160.101%	156.306%	153.135%	150.426%	148.072%	145.998%	144.151%	142.491%	140.988%	139.617%	138.359%	137.200%	136.126%	135.128%	134.197%
56	167.862%	157.499%	153.814%	150.738%	148.111%	145.831%	143.823%	142.036%	140.431%	138.977%	137.652%	136.438%	135.318%	134.283%	133.320%	132.423%
57	165.030%	154.959%	151.383%	148.400%	145.855%	143.646%	141.704%	139.975%	138.423%	137.019%	135.740%	134.567%	133.488%	132.489%	131.561%	130.696%
58	162.266%	152.482%	149.013%	146.121%	143.656%	141.519%	139.640%	137.969%	136.470%	135.114%	133.879%	132.749%	131.708%	130.745%	129.852%	129.019%
59	159.570%	150.069%	146.706%	143.904%	141.518%	139.451%	137.635%	136.021%	134.573%	133.265%	132.074%	130.985%	129.982%	129.055%	128.195%	127.394%
60	156.942%	147.721%	144.462%	141.750%	139.442%	137.444%	135.689%	134.131%	132.735%	131.474%	130.326%	129.277%	128.311%	127.420%	126.593%	125.823%
61	154.386%	145.441%	142.285%	139.661%	137.430%	135.500%	133.806%	132.304%	130.958%	129.743%	128.638%	127.628%	126.700%	125.843%	125.048%	124.309%
62	151.901%	143.230%	140.176%	137.639%	135.485%	133.622%	131.989%	130.541%	129.245%	128.076%	127.013%	126.042%	125.151%	124.328%	123.565%	122.856%
63	149.487%	141.088%	138.135%	135.684%	133.605%	131.809%	130.236%	128.842%	127.595%	126.471%	125.450%	124.518%	123.663%	122.873%	122.142%	121.463%
64	147.145%	139.015%	136.161%	133.797%	131.792%	130.062%	128.548%	127.208%	126.010%	124.931%	123.951%	123.057%	122.237%	121.481%	120.782%	120.132%
65	144.874%	137.010%	134.256%	131.976%	130.045%	128.381%	126.926%	125.638%	124.489%	123.453%	122.515%	121.659%	120.874%	120.151%	119.482%	118.861%
66	142.670%	135.070%	132.413%	130.218%	128.360%	126.760%	125.363%	124.128%	123.026%	122.034%	121.136%	120.317%	119.567%	118.876%	118.238%	117.645%
67	140.532%	133.191%	130.632%	128.519%	126.733%	125.198%	123.857%	122.674%	121.619%	120.670%	119.812%	119.029%	118.313%	117.654%	117.046%	116.481%
68	138.455%	131.371%	128.907%	126.875%	125.161%	123.688%	122.404%	121.271%	120.262%	119.356%	118.536%	117.790%	117.107%	116.479%	115.900%	115.362%
69	136.437%	129.606%	127.236%	125.284%	123.640%	122.229%	121.000%	119.916%	118.953%	118.088%	117.306%	116.595%	115.945%	115.347%	114.796%	114.286%
70	134.478%	127.896%	125.619%	123.746%	122.170%	120.819%	119.644%	118.609%	117.690%	116.865%	116.120%	115.444%	114.825%	114.258%	113.734%	113.250%
71	132.581%	126.244%	124.057%	122.262%	120.753%	119.462%	118.339%	117.352%	116.476%	115.691%	114.982%	114.339%	113.752%	113.213%	112.717%	112.258%
72	130.747%	124.653%	122.555%	120.836%	119.393%	118.160%	117.090%	116.149%	115.315%	114.569%	113.896%	113.285%	112.728%	112.218%	111.747%	111.313%
73	128.979%	123.124%	121.114%	119.470%	118.093%	116.917%	115.898%	115.003%	114.211%	113.502%	112.864%	112.285%	111.758%	111.275%	110.830%	110.420%
74	127.278%	121.660%	119.738%	118.168%	116.855%	115.735%	114.766%	113.917%	113.165%	112.493%	111.889%	111.342%	110.843%	110.387%	109.968%	109.580%
75	125.645%	120.261%	118.424%	116.927%	115.678%	114.614%	113.694%	112.889%	112.177%	111.542%	110.971%	110.454%	109.984%	109.554%	109.159%	108.794%
76	124.076%	118.923%	117.172%	115.747%	114.559%	113.550%	112.679%	111.918%	111.245%	110.645%	110.107%	109.620%	109.178%	108.773%	108.402%	108.060%
77	122.568%	117.643%	115.975%	114.621%	113.495%	112.539%	111.716%	110.997%	110.363%	109.798%	109.291%	108.834%	108.418%	108.039%	107.691%	107.370%
78	121.118%	116.417%	114.830%	113.545%	112.479%	111.575%	110.798%	110.121%	109.525%	108.994%	108.519%	108.090%	107.700%	107.345%	107.020%	106.720%
79	119.721%	115.240%	113.732%	112.515%	111.507%	110.655%	109.923%	109.286%	108.726%	108.228%	107.783%	107.382%	107.018%	106.686%	106.383%	106.103%
80	118.378%	114.110%	112.681%	111.529%	110.577%	109.774%	109.087%	108.489%	107.964%	107.499%	107.083%	106.708%	106.369%	106.060%	105.778%	105.518%
81	117.089%	113.030%	111.675%	110.587%	109.690%	108.935%	108.289%	107.730%	107.239%	106.805%	106.417%	106.068%	105.752%	105.466%	105.203%	104.963%

82	115.856%	112.001%	110.719%	109.692%	108.847%	108.139%	107.534%	107.011%	106.553%	106.148%	105.787%	105.463%	105.171%	104.905%	104.662%	104.440%
83	114.677%	111.018%	109.806%	108.838%	108.044%	107.380%	106.814%	106.325%	105.899%	105.522%	105.187%	104.887%	104.616%	104.370%	104.146%	103.940%
84	113.560%	110.093%	108.949%	108.037%	107.291%	106.668%	106.140%	105.684%	105.287%	104.937%	104.627%	104.349%	104.098%	103.871%	103.665%	103.475%
85	112.508%	109.227%	108.147%	107.289%	106.589%	106.006%	105.512%	105.088%	104.719%	104.395%	104.107%	103.850%	103.619%	103.409%	103.219%	103.045%
86	111.523%	108.423%	107.404%	106.596%	105.940%	105.394%	104.934%	104.539%	104.196%	103.895%	103.629%	103.391%	103.178%	102.985%	102.810%	102.651%
87	110.607%	107.684%	106.724%	105.963%	105.347%	104.837%	104.407%	104.039%	103.720%	103.441%	103.195%	102.976%	102.779%	102.601%	102.440%	102.294%
88	109.762%	107.011%	106.106%	105.390%	104.812%	104.334%	103.932%	103.589%	103.292%	103.034%	102.805%	102.602%	102.421%	102.257%	102.109%	101.974%
89	108.987%	106.405%	105.552%	104.879%	104.335%	103.887%	103.511%	103.191%	102.914%	102.674%	102.462%	102.274%	102.106%	101.955%	101.818%	101.694%
90	108.276%	105.863%	105.061%	104.427%	103.915%	103.494%	103.141%	102.841%	102.583%	102.359%	102.161%	101.987%	101.831%	101.691%	101.564%	101.449%
91	107.622%	105.381%	104.627%	104.031%	103.548%	103.152%	102.820%	102.539%	102.297%	102.087%	101.903%	101.740%	101.595%	101.464%	101.347%	101.240%
92	107.012%	104.949%	104.245%	103.684%	103.230%	102.856%	102.543%	102.279%	102.051%	101.854%	101.681%	101.529%	101.393%	101.271%	101.161%	101.065%
93	106.428%	104.557%	103.904%	103.379%	102.952%	102.599%	102.304%	102.054%	101.840%	101.654%	101.491%	101.347%	101.220%	101.106%	101.003%	101.000%
94	105.851%	104.193%	103.596%	103.110%	102.710%	102.379%	102.101%	101.865%	101.662%	101.487%	101.333%	101.197%	101.077%	101.000%	101.000%	101.000%
95	105.248%	103.829%	103.297%	102.856%	102.488%	102.180%	101.920%	101.698%	101.508%	101.344%	101.200%	101.074%	101.000%	101.000%	101.000%	101.000%
96	104.574%	103.423%	102.970%	102.582%	102.251%	101.969%	101.727%	101.520%	101.342%	101.188%	101.055%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.806%	102.963%	102.608%	102.291%	102.010%	101.762%	101.544%	101.353%	101.187%	101.044%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.876%	102.377%	102.147%	101.930%	101.727%	101.536%	101.358%	101.193%	101.041%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.672%	101.509%	101.427%	101.346%	101.265%	101.184%	101.103%	101.022%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2025, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income IV, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact Us through Our internet site: www.principal.com.
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Income IV
EDGAR Contract Identifier C000236235

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME IV
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its
Principal Life Insurance Company Variable Life Separate Account
dated May 1, 2025
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income IV Insurance Policy (the “Policy”) sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus. It provides information that supplements the Policy’s prospectus dated May 1, 2025. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal® Variable Universal Life Income IV
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income IV Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and the Principal Life Insurance Company Variable Life Separate Account. The audited financial statements incorporated in this Statement of Additional Information have been incorporated in reliance upon the report of Ernst & Young LLP, given its authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI"), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2024 received/retained	2023 received/retained	2022 received/retained
$118,223/$0	$57,958/$0	$38,942/$0

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2017 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.
PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total
3

return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2024, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 5.05% and 5.05%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
4

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Variable Life Separate Account with the Securities and Exchange Commission on April 28, 2025.
5

Part C
Other Information

Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement (Incorporated by Reference from Exhibit (c1) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)
	(2)	Selling Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007 (Accession No. 0000898745-07-000164)
	(3)	Registered Representative Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 6/26/2008 (Accession No. 0000950137-08-008766)

(d)	Contracts

	(1)	Form of Variable Life Contract - Filed as Exhibit 99(d)(1) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(2)	Form of Variable Life Contract - Unisex - Filed as Exhibit 99(d)(2) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(3)	Form of Cost of Living Increase Rider - Filed as Exhibit 99(d)(3) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(4)	Form of Death Benefit Guarantee Rider - Filed as Exhibit 99(d)(4) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(5)	Form of Life Paid-up Rider - Filed as Exhibit 99(d)(5) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(6)	Change of Insured Rider - Filed as Exhibit 99(d)(6) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(7)	Change of Insured Rider - Unisex - Filed as Exhibit 99(d)(7) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(8)	Form of Surrender Value Enhancement Rider - Filed as Exhibit 99(d)(8) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(9)	Form of Waiver of Monthly Policy Charge Rider - Filed as Exhibit 99(d)(9) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(10)	Form of Waiver of Specified Premium Rider - Filed as Exhibit 99(d)(10) on 03/07/2022 (Accession No. 0000812797-22-000005)
	(11)	Form of Aviation Exclusion Rider - Filed as Exhibit 99(d)(11) on 03/07/2022 (Accession No. 0000812797-22-000005)

(e)	Applications

	(1)	Form of Life Insurance Application - Filed as Ex 99(e)(1) on 05/26/2022 (Accession No. 0000812797-22-000104)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts - Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003 (Accession No. 0000870786-03-000061)

(h)	Participation Agreements

	1.	AllianceBernstein
(a)
Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2.	American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Incorporated by Reference from Exhibit (h)(2)(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000030)

4.	Calvert Variable Series Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000030)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000030)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
	(b)	Administrative Services Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

6.	Delaware Distributors
	(a)	Participation Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(a) on 04/30/2014 (Accession No. 0000812797-14-000039)
	(b)	Administrative Services Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(b) on 04/30/2014 (Accession No. 0000812797-14-000039)
	(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Incorporated by Reference from Exhibit (h)6(c) on 04/30/2014 (Accession No. 0000812797-14-000039)
	(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Incorporated by Reference from Exhibit (h)6(d) on 04/30/2014 (Accession No. 0000812797-14-000039)
	(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000153)

7.	DWS
	(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Incorporated by Reference from Exhibit (h)8(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

8.	Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

9.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 -- Filed as exhibit 99.h.10(n) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 -- Filed as exhibit 99.h.10(o) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

10.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

11.	Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit (h)12(j) on 04/28/2020 (Accession No,. 0000812797-20-000055)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000030)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000030)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit (h)12(r) on 04/28/2020 (Accession No,. 0000812797-20-000055)
(s)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(t)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000030)

12. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
13.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(a) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(b) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as exhibit 99.h.13(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(d) on 02/21/2017 (Accession No. 0000812797-17-000003)

14.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

15.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

16.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as exhibit 99.h.18(g) on 02/21/2017 (Accession No. 0000812797-17-000003)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000030)

17.	Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Participation Agreement dated March 2, 2021 (Incorporated by Reference from Exhibit (h)(18)(c) Filed on 04/29/2021 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000812797-21-000066)

(d)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(f)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h18(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(g)
Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 (Incorporated by Reference from Exhibit (h)(18)(g) Filed on 04/29/2021 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 000812797-21-000066)

(h)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(i)	Consent dated May 15, 2007 -- Filed as exhibit 99.h18(g) on 04/27/2015 (Accession No. 0000812797-15-000030)
	(j)	Amendment 3 to Participation Agreement dated July 31, 2023 - Filed on 04/30/2024 (Accession No. 0000812797-24-000080)
18.	TOPS (Northern Lights)
	(a)	Participation Agreement dated May 1, 2012 (Incorporated by Reference from Exhibit (h)19(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

19.	Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g) Amendment 4 to Participation Agreement dated May 10, 2022
(h)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i) Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)23(j) on 04/25/2014 (Accession No. 0000812797-14-000023)
(j) Amendment 5 to Service Agreement dated May 1, 2018 (Filed as Exhibit (h)21(k) on 04/26/2019 (Accession No. 0000812797-19-000040)
(k) Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit (h)21(j) on 04/28/2020 (Accession No. 0000812797-20-000055)
(l) Amendment 7 to Service Agreement dated May 10, 2022
(m)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	20.	Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)22(a) on 04/25/2016 (Accession No. 0000812797-16-000153)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)22(b) on 04/25/2016 (Accession No. 0000812797-16-000153)

(i)	Administration Contracts:

(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex 99(k) on 05/26/2022 (Accession No. 0000812797-22-000104)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP *

(2)
Powers of Attorney - Filed as Ex 99.(n)(2) on 04/29/2022 (Accession No. 0000812797-22-000104) and Filed as Ex 99. (n)(2) on 04/27/2023 (Accession No. 0000812797-23-000064) for H. E. Mitchell and filed herewith for D. J. Houston

	(3)	Opinion of Counsel *

(o)	Omitted Financial Statements - N/A

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.q on 04/28/2020 (Accession No. 0001526622-20-000016)

(r)	Form of Initial Summary Prospectus *

* Filed herein

Item 31. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 3 Penon Peak Trail Carmel, CA 93923	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 682 Ardsley Road Winnetka, IL 60093	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
H. ELIZABETH MITCHELL 107 West 89th Street, Apt. 2B New York, NY 10024	Director Member, Audit Committee
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Chair, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Human Resources Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	Senior Executive Managing Director - Global Head of Investments, Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President Principal Global Services and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President Benefits and Protection
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President and Chief Executive Officer - Principal Asset Management
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
NATALIE LAMARQUE(1)	Executive Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President and Chief Risk Officer
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
A. SHEA TREADWAY(1)	Senior Vice President, Benefits and Protection - Head of Distribution
LUIS VALDES(1)	Chairman - Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2024 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2024)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100

→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100

→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters

(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for index-linked annuity contracts issued by Principal Life Insurance Company.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Mitch G. Nass	Counsel and Secretary
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$6,057,335	—	—	—
Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 30th day of April, 2025.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, President and Chief Executive Officer	April 30, 2025
D. D. Strable-Soethout

/s/ K. L. Wilhelm	Interim Controller	April 30, 2025
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Interim Chief Financial Officer	April 30, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 30, 2025
J. S. Auerbach

/s/ M. E. Beams*	Director	April 30, 2025
M. E. Beams

/s/ J. Carter-Miller*	Director	April 30, 2025
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 30, 2025
R. C. Hochschild

/s/ D. J. Houston*	Chairman	April 30, 2025
D. J. Houston

/s/ S. M. Mills*	Director	April 30, 2025
S. M. Mills

/s/ H. E. Mitchell*	Director	April 30, 2025
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 30, 2025
C. Muruzabal

/s/ D. C. Nordin*	Director	April 30, 2025
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 30, 2025
B. C. Pickerell

/s/ C. S. Richer*	Director	April 30, 2025
C. S. Richer

/s/ A. Rivera*	Director	April 30, 2025
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously